HARTFORD LEADERS ELITE OUTLOOK
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford Leaders Elite Outlook variable annuity. Please read it carefully.

Hartford Leaders Elite Outlook variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PRUDENTIAL JENNISON PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Prudential Jennison Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- PRUDENTIAL 20/20 FOCUS PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the 20/20 Focus Portfolio of The Prudential Series Fund, Inc. ("Prudential 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- FRANKLIN TECHNOLOGY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Technology Securities Fund of the Franklin Templeton Variable Insurance Products Trust. ("Franklin Technology Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT (formerly MFS Growth Series Sub-Account) which purchases shares of the MFS-Registered Trademark- Investors Growth Stock Series (formerly MFS-Registered Trademark- Growth Series) of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT (formerly MFS Growth with Income Series Sub-Account) which purchases shares of the MFS-Registered Trademark- Investors Trust Series (formerly MFS-Registered Trademark- Growth with Income Series) of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON ASSET STRATEGY FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Asset Strategy Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Asset Strategy Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

- TEMPLETON INTERNATIONAL SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton International Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton International Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2001
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
HIGHLIGHTS                                                       13
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     14
----------------------------------------------------------------------
  Hartford Life Insurance Company                                14
----------------------------------------------------------------------
  The Separate Account                                           15
----------------------------------------------------------------------
  The Funds                                                      15
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  18
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   18
----------------------------------------------------------------------
THE CONTRACT                                                     19
----------------------------------------------------------------------
  Purchases and Contract Value                                   19
----------------------------------------------------------------------
  Charges and Fees                                               22
----------------------------------------------------------------------
  Death Benefit                                                  23
----------------------------------------------------------------------
  Surrenders                                                     26
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  28
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         30
----------------------------------------------------------------------
OTHER INFORMATION                                                30
----------------------------------------------------------------------
  Legal Matters                                                  31
----------------------------------------------------------------------
  More Information                                               31
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         36
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          37
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               40
----------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies. Your Death Benefit is the greater of the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value. If you elected the Optional Death Benefit, then Death Benefit is the greater of your Death Benefit calculations indicated on the Optional Death Benefit.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Fees                                         0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.70%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all Optional
     Charges                                                    2.05%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                            TOTAL FUND
                                                                          12B-1                              OPERATING
                                                                       DISTRIBUTION          OTHER           EXPENSES
                                                   MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                   (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                      WAIVERS)           WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                           0.60%            0.25%              0.19%             1.04%
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio (1)                                         0.85%            0.25%              0.54%             1.64%
-------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                        0.75%            0.25%              0.28%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                              0.40%            0.25%              0.20%             0.85%
-------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    0.44%            0.25%              0.01%             0.70%
-------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                0.48%            0.25%              0.03%             0.76%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       0.66%            0.25%              0.04%             0.95%
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         0.80%            0.25%              0.06%             1.11%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              0.36%            0.25%              0.02%             0.63%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       0.34%            0.25%              0.01%             0.60%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       0.54%            0.25%              0.05%             0.84%
-------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           0.85%            0.25%              0.07%             1.17%
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (2)(3)             0.58%            0.25%              0.02%             0.85%
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (3)(4)(5)            0.53%            0.25%              0.28%             1.06%
-------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1 (5)(6)                                        0.34%             N/A               0.41%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (3)(5)(7)(8)                                  0.55%            0.25%              0.48%             1.28%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA              0.45%             N/A               0.03%             0.48%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (9)                                            0.75%             N/A               0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (9)                                            0.75%             N/A               0.10%             0.85%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (9)(10)                                        1.00%             N/A               0.17%             1.17%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (9)(10)                                0.75%             N/A               0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series
  (formerly MFS-Registered Trademark- Growth with
  Income Series) (9)                                    0.75%             N/A               0.12%             0.87%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (9)(10)                                        0.75%             N/A               0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (9)(10)                                        0.75%             N/A               0.16%             0.91%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (9)(10)                                        0.90%             N/A               0.16%             1.06%
-------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series (9)       0.75%             N/A               0.15%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (3)            0.60%            0.25%              0.20%             1.05%
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (3)            0.60%            0.25%              0.22%             1.07%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                               1.25%             N/A               0.31%             1.56%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2 (2)(3)                                        0.81%            0.25%              0.06%             1.12%
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (3)                                           0.67%            0.25%              0.20%             1.12%
-------------------------------------------------------------------------------------------------------------------------

(1) Prudential Jennison International Growth Portfolio is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year. Absent voluntary reductions for expense reimbursements, "Total Fund Operating Expenses" are estimated to be:

                                                                            12B-1
                                                                         DISTRIBUTION               TOTAL FUND
                                                                            AND/OR        OTHER     OPERATING
                                                      MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
--------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio         0.85%             0.25%        0.54%        1.64%
--------------------------------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) The Fund administration fee is paid indirectly through the Management Fee.

(3) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(4) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%            0.25%         0.28%       1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%             N/A          0.41%       0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%            0.25%         0.48%       1.24%
---------------------------------------------------------------------------------------------------------------

(6) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(7) Operating Expenses are annualized.

(8) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(9) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%             N/A          0.15%       0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%             N/A          0.09%       0.84%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%             N/A          0.15%       1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%             N/A          0.15%       0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%             N/A          0.11%       0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%             N/A          0.15%       0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%             N/A          0.15%       0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%             N/A          0.15%       1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%             N/A          0.14%       0.89%
---------------------------------------------------------------------------------------------------------------

(10) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%             N/A          1.76%       2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%             N/A          0.17%       0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%             N/A          0.24%       0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%             N/A          1.46%       2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%             N/A          0.19%       1.09%
---------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127       $151       $318       $28        $ 88       $150       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $131       $158       $332       $30        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133       $161       $337       $30        $ 94       $160       $336
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $137       $168       $351       $32        $ 98       $167       $350
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL
  GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $91        $146        N/A        N/A        35        $108        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $92        $151        N/A        N/A       $36        $112        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $93        $152        N/A        N/A       $37        $114        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $94        $157        N/A        N/A       $38        $118        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL 20/20 FOCUS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $87        $134       $163       $341       $31        $ 95       $162       $340
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $139       $170       $355       $32        $ 99       $169       $354
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $89        $140       $172       $360       $33        $101       $172       $359
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $144       $180       $374       $34        $106       $179       $373
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121        N/A        N/A       $26        $ 82        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126        N/A        N/A       $28        $ 86        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127        N/A        N/A       $28        $ 88        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132        N/A        N/A       $30        $ 92        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $117       $133       $284       $25        $ 77       $132       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $121       $141       $299       $26        $ 82       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $123       $143       $304       $27        $ 83       $143       $303
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $127       $151       $319       $28        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $119       $136       $290       $25        $ 79       $135       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $123       $144       $305       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $125       $146       $310       $27        $ 85       $146       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $129       $154       $324       $29        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $124       $146       $309       $27        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $85        $129       $154       $323       $29        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $130       $156       $328       $29        $ 91       $155       $327
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $87        $135       $164       $343       $31        $ 96       $163       $342
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $129       $154       $324       $29        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $134       $162       $339       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $135       $164       $344       $31        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $139       $171       $358       $32        $100       $171       $357
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------
  Without any optional benefits           $29        $ 88       $151       $318
--------------------------------------
  With Optional Death Benefit             $30        $ 93       $158       $332
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94       $161       $337
--------------------------------------
  With both optional benefits             $32        $ 99       $168       $351
--------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL
  GROWTH PORTFOLIO
--------------------------------------
  Without any optional benefits           $36        $108        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $37        $113        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $38        $114        N/A        N/A
--------------------------------------
  With both optional benefits             $39        $119        N/A        N/A
--------------------------------------
PRUDENTIAL 20/20 FOCUS PORTFOLIO
--------------------------------------
  Without any optional benefits           $31        $ 96       $163       $341
--------------------------------------
  With Optional Death Benefit             $33        $100       $170       $355
--------------------------------------
  With Earnings Protection Benefit        $33        $102       $172       $360
--------------------------------------
  With both optional benefits             $35        $106       $180       $374
--------------------------------------
PRUDENTIAL VALUE PORTFOLIO
--------------------------------------
  Without any optional benefits           $27        $ 83        N/A        N/A
--------------------------------------
  With Optional Death Benefit             $28        $ 87        N/A        N/A
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89        N/A        N/A
--------------------------------------
  With both optional benefits             $30        $ 93        N/A        N/A
--------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
--------------------------------------
  Without any optional benefits           $25        $ 78       $133       $284
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $141       $299
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $143       $304
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $319
--------------------------------------
AMERICAN FUNDS BOND FUND
--------------------------------------
  Without any optional benefits           $26        $ 80       $136       $290
--------------------------------------
  With Optional Death Benefit             $28        $ 84       $144       $305
--------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $146       $310
--------------------------------------
  With both optional benefits             $30        $ 91       $154       $324
--------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
--------------------------------------
  Without any optional benefits           $28        $ 86       $146       $309
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $154       $323
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $328
--------------------------------------
  With both optional benefits             $32        $ 96       $164       $343
--------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
--------------------------------------
  Without any optional benefits           $30        $ 91       $154       $324
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $162       $339
--------------------------------------
  With Earnings Protection Benefit        $32        $ 97       $164       $344
--------------------------------------
  With both optional benefits             $33        $101       $171       $358
--------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $80        $115       $130       $277       $24        $ 75       $129       $276
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $119       $137       $292       $25        $ 80       $136       $291
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $121       $140       $297       $26        $ 81       $139       $296
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $125       $147       $312       $27        $ 86       $147       $311
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $80        $114       $128       $274       $24        $ 74       $127       $273
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $81        $118       $136       $289       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $120       $138       $294       $26        $ 80       $138       $293
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $83        $124       $146       $309       $27        $ 85       $145       $308
AMERICAN FUNDS INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121       $140       $298       $26        $ 81       $140       $297
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $148       $313       $28        $ 86       $147       $312
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $151       $318       $28        $ 88       $150       $317
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $131       $158       $332       $30        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $131       $157       $330       $29        $ 92        156        329
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $135       $165       $345       $31        $ 96       $164       $344
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $137       $167       $349       $31        $ 98       $166       $348
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $141       $174       $363       $33        $102       $174       $363
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121       $141       $299       $26        $ 82       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $148       $314       $28        $ 86       $148       $313
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $151       $319       $28        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132       $159       $333       $30        $ 92       $158       $332
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $128       $152       $320       $28        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $159       $334       $30        $ 93       $158       $333
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $134       $162       $339       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $169       $353       $32        $ 99       $168       $352
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $118       $136       $289       $25        $ 79       $135       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $123       $143       $304       $27        $ 83       $143       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $124       $146       $309       $27        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $129       $154       $323       $29        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $87        $134       $163       $341       $31        $ 95       $162       $340
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $88        $139       $170       $355       $32        $ 99       $169       $354
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $89        $140       $172       $360       $33        $101       $172       $359
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $90        $144       $180       $374       $34        $106       $179       $373
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $80        $116       $131       $280       $24        $ 76       $130       $279
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $82        $120       $139       $295       $26        $ 81       $138       $294
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $82        $122       $141       $300       $26        $ 82       $141       $299
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $84        $126       $149       $315       $28        $ 87       $148       $314
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AMERICAN FUNDS GROWTH FUND
--------------------------------------
  Without any optional benefits           $25        $ 76       $130       $277
--------------------------------------
  With Optional Death Benefit             $26        $ 80       $137       $292
--------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $297
--------------------------------------
  With both optional benefits             $28        $ 87       $147       $312
--------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
--------------------------------------
  Without any optional benefits           $24        $ 75       $128       $274
--------------------------------------
  With Optional Death Benefit             $26        $ 80       $136       $289
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $294
--------------------------------------
  With both optional benefits             $28        $ 86       $146       $309
AMERICAN FUNDS INTERNATIONAL FUND
--------------------------------------
  Without any optional benefits           $27        $ 82       $140       $298
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $313
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $151       $318
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $332
--------------------------------------
AMERICAN FUNDS NEW WORLD FUND
--------------------------------------
  Without any optional benefits           $30        $ 92       $157       $330
--------------------------------------
  With Optional Death Benefit             $32        $ 97       $165       $345
--------------------------------------
  With Earnings Protection Benefit        $32        $ 98       $167       $349
--------------------------------------
  With both optional benefits             $34        $103       $174       $363
--------------------------------------
FRANKLIN REAL ESTATE FUND
--------------------------------------
  Without any optional benefits           $27        $ 83       $141       $299
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $314
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $319
--------------------------------------
  With both optional benefits             $30        $ 93       $159       $333
--------------------------------------
FRANKLIN SMALL CAP FUND
--------------------------------------
  Without any optional benefits           $29        $ 89       $152       $320
--------------------------------------
  With Optional Death Benefit             $31        $ 94       $159       $334
--------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $162       $339
--------------------------------------
  With both optional benefits             $33        $100       $169       $353
--------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
--------------------------------------
  Without any optional benefits           $26        $ 80       $136       $289
--------------------------------------
  With Optional Death Benefit             $27        $ 84       $143       $304
--------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $146       $309
--------------------------------------
  With both optional benefits             $29        $ 90       $154       $323
--------------------------------------
FRANKLIN TECHNOLOGY SECURITIES FUND
--------------------------------------
  Without any optional benefits           $31        $ 96       $163       $341
--------------------------------------
  With Optional Death Benefit             $33        $100       $170       $355
--------------------------------------
  With Earnings Protection Benefit        $33        $102       $172       $360
--------------------------------------
  With both optional benefits             $35        $106       $180       $374
--------------------------------------
HARTFORD MONEY MARKET HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 77       $131       $280
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $139       $295
--------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $141       $300
--------------------------------------
  With both optional benefits             $29        $ 87       $149       $315
--------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $305       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $128       $152       $320       $28        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $324       $29        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $134       $162       $339       $30        $ 94       $161       $338
MFS EMERGING GROWTH SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $121       $141       $299       $26        $ 82       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $148       $314       $28        $ 86       $148       $313
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $127       $151       $319       $28        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132       $159       $333       $30        $ 92       $158       $332
MFS GLOBAL EQUITY SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $131       $157       $330       $29        $ 92       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $87        $135       $165       $345       $31        $ 96       $164       $344
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $137       $167       $349       $31        $ 98       $166       $348
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $89        $141       $174       $363       $33        $102       $174       $363
-----------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $305       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $128       $152       $320       $28        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $324       $29        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $134       $162       $339       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $305       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $128       $152       $320       $28        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $324       $29        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $134       $162       $339       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $82        $122       $142       $301       $26        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $126       $149       $316       $28        $ 87       $149       $315
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $84        $128       $152       $321       $28        $ 89       $151       $320
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $132       $160       $335       $30        $ 93       $159       $334
-----------------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $144       $305       $27        $ 84       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $128       $152       $320       $28        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $324       $29        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $134       $162       $339       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $128       $152       $320       $28        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $159       $334       $30        $ 93       $158       $333
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $134       $162       $339       $30        $ 94       $161       $338
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $169       $353       $32        $ 99       $168       $352
-----------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $83        $123       $143       $304       $27        $ 83       $143       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $84        $127       $151       $319       $28        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $85        $129       $154       $323       $29        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $86        $133       $161       $338       $30        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
--------------------------------------
  Without any optional benefits           $28        $ 84       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $339
MFS EMERGING GROWTH SERIES
--------------------------------------
  Without any optional benefits           $27        $ 83       $141       $299
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $314
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $151       $319
--------------------------------------
  With both optional benefits             $30        $ 93       $159       $333
MFS GLOBAL EQUITY SERIES
--------------------------------------
  Without any optional benefits           $30        $ 92       $157       $330
--------------------------------------
  With Optional Death Benefit             $32        $ 97       $165       $345
--------------------------------------
  With Earnings Protection Benefit        $32        $ 98       $167       $349
--------------------------------------
  With both optional benefits             $34        $103       $174       $363
--------------------------------------
MFS HIGH INCOME SERIES
--------------------------------------
  Without any optional benefits           $28        $ 84       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $339
--------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
--------------------------------------
  Without any optional benefits           $28        $ 84       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $339
--------------------------------------
MFS INVESTORS TRUST SERIES
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $301
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $149       $316
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $152       $321
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $335
--------------------------------------
MFS MID CAP GROWTH SERIES
--------------------------------------
  Without any optional benefits           $28        $ 84       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $324
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $339
--------------------------------------
MFS NEW DISCOVERY SERIES
--------------------------------------
  Without any optional benefits           $29        $ 89       $152       $320
--------------------------------------
  With Optional Death Benefit             $31        $ 94       $159       $334
--------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $162       $339
--------------------------------------
  With both optional benefits             $33        $100       $169       $353
--------------------------------------
MFS TOTAL RETURN SERIES
--------------------------------------
  Without any optional benefits           $27        $ 84       $143       $304
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $319
--------------------------------------
  With Earnings Protection Benefit        $29        $ 90       $154       $323
--------------------------------------
  With both optional benefits             $31        $ 95       $161       $338
--------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $127       $151       $319       $28        $ 88       $150       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $159       $333       $30        $ 92       $158       $332
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $133       $161       $338       $30        $ 94       $160       $337
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $168       $352       $32        $ 99       $168       $351
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON ASSET STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $84        $128       $152       $321       $28        $ 89       $151       $320
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $132       $160       $335       $30        $ 93       $159       $334
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $86        $134       $162       $340       $30        $ 95       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $138       $169       $354       $32        $ 99       $169       $353
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $89        $142       $176       $367       $33        $103       $176       $366
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $91        $147       $184       $381       $35        $108       $183       $380
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $91        $148       $186       $386       $35        $109       $185       $385
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $93        $153       $194       $399       $37        $114       $193       $398
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $129       $155       $325       $29        $ 90       $154       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $134       $162       $340       $30        $ 95       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $135       $165       $345       $31        $ 96       $164       $344
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $140       $172       $359       $32        $101       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL SECURITIES
  FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $85        $129       $155       $325       $29        $ 90       $154       $324
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $86        $134       $162       $340       $30        $ 95       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $87        $135       $165       $345       $31        $ 96       $164       $344
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $88        $140       $172       $359       $32        $101       $171       $358
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
MUTUAL SHARES SECURITIES FUND
--------------------------------------
  Without any optional benefits           $29        $ 89       $151       $319
--------------------------------------
  With Optional Death Benefit             $30        $ 93       $159       $333
--------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $161       $338
--------------------------------------
  With both optional benefits             $33        $ 99       $168       $352
--------------------------------------
TEMPLETON ASSET STRATEGY FUND
--------------------------------------
  Without any optional benefits           $29        $ 89       $152       $321
--------------------------------------
  With Optional Death Benefit             $31        $ 94       $160       $335
--------------------------------------
  With Earnings Protection Benefit        $31        $ 95       $162       $340
--------------------------------------
  With both optional benefits             $33        $100       $169       $354
--------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
--------------------------------------
  Without any optional benefits           $34        $104       $176       $367
--------------------------------------
  With Optional Death Benefit             $36        $109       $184       $381
--------------------------------------
  With Earnings Protection Benefit        $36        $110       $186       $386
--------------------------------------
  With both optional benefits             $38        $115       $194       $399
--------------------------------------
TEMPLETON GROWTH SECURITIES FUND
--------------------------------------
  Without any optional benefits           $30        $ 91       $155       $325
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $162       $340
--------------------------------------
  With Earnings Protection Benefit        $32        $ 97       $165       $345
--------------------------------------
  With both optional benefits             $33        $101       $172       $359
--------------------------------------
TEMPLETON INTERNATIONAL SECURITIES
  FUND
--------------------------------------
  Without any optional benefits           $30        $ 91       $155       $325
--------------------------------------
  With Optional Death Benefit             $31        $ 95       $162       $340
--------------------------------------
  With Earnings Protection Benefit        $32        $ 97       $165       $345
--------------------------------------
  With both optional benefits             $33        $101       $172       $359
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than three years.

x  Distributions made due to death

x  Most payments we made to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable-dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amounts of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Contract;

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value on the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in the states of Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              4/1/00          A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's          8/1/00         AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                     12/1/00         AA+      Financial strength
--------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Prudential Jennison Portfolio, Prudential Jennison International Growth Portfolio, Prudential 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund, Inc. The Prudential Series Fund, Inc. is an open-end management company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Contract invests only in Class II shares of The Prudential Series Fund, Inc.

Prudential Investments Fund Management LLC (PIFM), a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential) serves as the overall investment adviser for The Prudential Series Fund, Inc. PIFM is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

The Prudential Investment Corporation (PIC), provides investment advisory services for the value equity portion of the Prudential 20/20 Focus Portfolio. PIC's address is 751 Broad Street, Newark, New Jersey 07102. Jennison Associates LLC (Jennison) provides investment advisory services for the growth equity portion of the Prudential 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. Jennison also provides investment advisory services for the Prudential Jennison Portfolio and the Prudential Jennison International Growth Portfolio.

Jennison provides investment advisory services for approximately half of the assets of the Prudential Value Portfolio. Deutsche Asset Management, Inc. (Deutsche) and Key Asset Management, Inc. (Key) each provide investment advisory services for approximately 25% of the assets of the Prudential Value Portfolio. Deutsche's address is 280 Park Avenue, New York, New York 10017. Key's address is 130 Public Square, Cleveland, Ohio 44114.

American Funds Asset Allocation Fund, American Funds Bond Fund, American Fund Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Templeton Asset Strategy Fund, Templeton International

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund are available. The investment manager of the Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, and Franklin Technology Securities Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987.

The investment manager of Templeton Asset Strategy Fund and Templeton International Securities Fund is Templeton Investment Counsel LLC. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisers Limited, and Templeton Asset Management, Ltd. are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PRUDENTIAL JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.

PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.

PRUDENTIAL 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.

PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities, including high-yield, high risk bonds.

FRANKLIN REAL ESTATE FUND -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in securities of companies operating in the real estate industry, primarily equity real estate investment trusts (REITs).

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non-U.S. debt securities, including lower-rated junk bonds, government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.

FRANKLIN TECHNOLOGY SECURITIES FUND -- Seeks capital appreciation by investing primarily in equity securities of companies

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------
expected to benefit from the development, advancement, and use of technology.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES (formerly MFS-Registered Trademark-Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES (formerly MFS-Registered Trademark- Growth with Income Series) -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON ASSET STRATEGY FUND -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by investing primarily in emerging market equity securities.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.

TEMPLETON INTERNATIONAL SECURITIES FUND -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Hartford Money Market HLS Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year.
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HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------
We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult with your Registered Representative to determine the interest rate for your Payments.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature. We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

From May 1, 2001 to June 15, 2001, you may enroll in only one Program. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that current Program transfer period.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and
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20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Plans," under the section "4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required once your Premium Payments total $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age 85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

- The daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.
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22                                               HARTFORD LIFE INSURANCE COMPANY
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CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   6%
-----------------------------------------
         2                   5%
-----------------------------------------
         3                   4%
-----------------------------------------
     4 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first three Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the third Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than three years and then from Premium Payments invested for less than three years. Only Premium Payments invested for less than three years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partail Surrenders;

- The Contract Value of your Contract;

- Your Maximum Anniversary Value; or

- The Interest Accumulation Value on the date the Optional Death Benefit is added to your Contract.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier, is equal to:

- Your Contract Value on the date the Optional Death Benefit is added;

- Plus any Premium Payments made after the date the Optional Death Benefit is added;

- Minus any partial Surrenders taken after the Optional Death Benefit was added;

- Compounded daily at an annual rate of 5.0%

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit less proportional adjustments for any Surrenders from that date.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant               Joint Contract Owner
                              Contract Owner              is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Designated Beneficiary
                              joint Contract Owner        is living or deceased       receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant               Contract Owner's estate
                              joint Contract Owner and    is living or deceased       receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you elect the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but check with your qualified tax adviser because there could be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

PAYMENTS FOR PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. You can select any number of years between 5 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,
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30                                               HARTFORD LIFE INSURANCE COMPANY
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- the applicable annuity purchase rates based on the 1983a Individual Annuity
  Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your third Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract
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HARTFORD LIFE INSURANCE COMPANY                                               31
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may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company
 Attn: Investment Product Services
 P.O. Box 5085
 Hartford, Connecticut 06102-5085
 Telephone: (800) 862-6668 (Contract Owners)
          (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.
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32                                               HARTFORD LIFE INSURANCE COMPANY
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B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------
    should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August
14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the
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34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i.Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may
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HARTFORD LIFE INSURANCE COMPANY                                               35
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cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under
Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from Section 401 or 403(b) tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Hartford Leaders Elite Outlook variable annuity to me at the following address:

----------------------------------------------------
                        Name

-----------------------------------------------------
                       Address

-----------------------------------------------------
                City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                         HARTFORD LEADERS ELITE OUTLOOK


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2001
Date of Statement of Additional Information: May 1, 2001


                                TABLE OF CONTENTS

GENERAL INFORMATION...........................................................2
        Safekeeping of Assets.................................................2
        Independent Public Accountants........................................2
        Non-Participating.....................................................3
        Misstatement of Age or Sex............................................3
        Principal Underwriter.................................................4
PERFORMANCE RELATED INFORMATION...............................................4
        Total Return for all Sub-Accounts.....................................4
        Yield for Sub-Accounts................................................5
        Money Market Sub-Accounts.............................................5
        Additional Materials..................................................6
        Performance Comparisons...............................................6
PERFORMANCE TABLES............................................................8
FINANCIAL STATEMENTS.......................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000:
$18,964,469; 1999: $4,008,039; and 1998: $0.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Prudential Jennison International Growth Portfolio, and Prudential Value Portfolio Sub-Accounts because as of December 31, 2000, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------
                                                    SUB-ACCOUNT                                                       SINCE
SUB-ACCOUNT                                        INCEPTION DATE       1 YEAR         5 YEAR         10 YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                          4/25/95         -28.11%         15.00%           N/A          17.39%
---------------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                       5/3/99          -16.35%           N/A            N/A          -1.25%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                   8/1/89           -6.36%          7.49%          8.53%          6.73%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                               1/2/96           -5.77%           N/A            N/A           0.71%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                      4/30/97         -29.27%           N/A            N/A          15.00%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund        4/30/98         -26.94%           N/A            N/A          14.32%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                             2/8/84           -6.30%         22.35%         18.35%         14.68%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                      12/8/86          -2.88%         11.82%         11.64%          9.10%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                      5/1/90          -32.39%         11.87%          9.44%          7.83%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                          6/17/99         -23.18%           N/A            N/A          -6.67%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                              1/24/89          20.36%          6.04%          9.74%          6.23%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                11/1/95         -25.20%         16.00%           N/A          15.44%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund              7/1/99           -5.83%           N/A            N/A          -4.11%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund                    5/1/00             N/A            N/A            N/A         -34.16%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         12/8/86          -4.69%          0.60%          0.12%          1.05%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series 8/14/96         -14.27%           N/A            N/A          18.56%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series       7/24/95         -29.96%         17.95%           N/A          19.57%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series         5/3/99          -17.66%           N/A            N/A           0.62%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
   Stock Series                                        5/3/99          -16.73%           N/A            N/A           9.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series       10/9/95         -10.82%         11.96%           N/A          12.33%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series           7/26/95         -17.25%          0.21%           N/A           0.61%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series        5/1/00             N/A            N/A            N/A         -12.70%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series         5/1/98          -12.64%           N/A            N/A          16.80%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series          1/3/95            5.04%          8.86%           N/A          11.38%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          11/8/96           2.34%           N/A            N/A           6.32%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                          8/24/88         -10.67%          8.12%         10.26%          7.77%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           3/4/96          -41.92%           N/A            N/A         -17.78%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       3/15/94          -9.22%          8.66%           N/A           7.39%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund                5/1/92          -13.02%          8.84%           N/A           8.94%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------
                                                   FUND INCEPTION                                                     SINCE
SUB-ACCOUNT                                             DATE            1 YEAR         5 YEAR         10 YEAR       INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                           4/25/95        -19.11%         17.37%           N/A          19.30%
---------------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                        5/3/99          -7.33%           N/A            N/A           5.17%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                    8/1/89           2.64%          9.95%         10.61%          9.12%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                1/2/96           3.23%           N/A            N/A           3.62%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                       4/30/97        -20.27%           N/A            N/A          17.40%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund         4/30/98        -17.94%           N/A            N/A          18.20%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                              2/8/84           2.70%         24.53%         20.10%         16.66%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                       2/8/84           6.12%         14.11%         13.59%         13.11%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                       5/1/90         -23.39%         14.21%         11.65%         10.26%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                           6/17/99        -14.18%           N/A            N/A           0.41%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                               1/24/89         29.36%          8.58%         11.56%          8.55%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                 11/1/95        -16.20%         18.18%           N/A          17.99%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund               7/1/99           3.17%           N/A            N/A           3.27%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund                     5/1/00            N/A            N/A            N/A         -25.16%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                          6/30/80          4.31%          3.58%          3.14%          5.51%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities Series  8/14/96         -5.27%           N/A            N/A          20.93%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series        7/24/95        -20.96%         20.09%           N/A          21.68%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series          5/3/99          -8.66%           N/A            N/A           6.94%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
   Stock Series                                         5/3/99          -7.73%           N/A            N/A          15.83%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series        10/9/95         -1.82%         14.10%           N/A          14.75%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series            7/26/95         -8.25%          2.96%           N/A           3.55%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series         5/1/00            N/A            N/A            N/A          -3.70%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series          5/1/98          -3.64%           N/A            N/A          20.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series           1/3/95          14.04%         11.35%           N/A          13.55%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           11/8/96         11.34%           N/A            N/A           9.59%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund                           8/24/88         -1.67%         10.57%         12.13%          9.96%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            3/4/96         -32.92%           N/A            N/A         -13.00%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        3/15/94         -0.22%         11.08%           N/A           9.95%
---------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund                 5/1/92          -4.02%         11.20%           N/A          11.15%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                   YIELD          EFFECTIVE YIELD
--------------------------------------------------------------------------------
Hartford Money Market HLS Fund                4.51%               4.61%
--------------------------------------------------------------------------------


     YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2000.

--------------------------------------------------------------------------------
SUB-ACCOUNT                                                        YIELD
--------------------------------------------------------------------------------
American Funds Bond Fund                                            N/A
--------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                           N/A
--------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                        N/A
--------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (Money Market, American Funds Asset Allocation, American Funds Bond, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds Growth-Income, American Funds International, American Funds New World, Franklin Real Estates Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Franklin Strategic Income Securities, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Equity, MFS Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, MFS Total Return, Templeton Asset Strategy, Templeton International Securities, Templeton Developing Markets Securities, Templeton Growth Securities, Advisers, Capital Appreciation , Bond, Dividend and Growth, Global Health , Global Technology , Growth and Income, High Yield, Global Leaders, Index, International Advisers, International Opportunities, MidCap, Mortgage Securities, Small Company, Stock, Prudential Jennison Portfolio, Prudential 20/20 Focus Portfolio, Franklin Technology Securities, MFS Mid Cap Growth Series, Mercury V.I. U.S. Large Cap, Salomon Brothers Variable Capital, Salomon Brothers Variable High Yield Bond, Salomon Brothers Variable Investors and Salomon Brothers Variable Total Return sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                            AMERICAN
                              MONEY          FUNDS        AMERICAN FUNDS
                           MARKET FUND  ASSET ALLOCATION       BOND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ----------------  --------------
ASSETS:
  Investments in the
   Hartford Money Market
   HLS Fund:
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 26,102,024
    Cost $26,102,024
      Market Value.......  $26,102,024       --                --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IB
    Shares 742,385
    Cost $742,385
      Market Value.......     742,385        --                --
  Investments in American
   Funds Insurance
   Series:
    Asset Allocation Fund
    Shares 536,287
    Cost $8,122,600
      Market Value.......      --          $8,403,615          --
    Bond Fund
    Shares 1,008,163
    Cost $9,926,088
      Market Value.......      --            --            $10,242,931
    Global Growth Fund
    Shares 821,042
    Cost $16,540,805
      Market Value.......      --            --                --
    Global Small
     Capitalization Fund
    Shares 478,499
    Cost $8,498,335
      Market Value.......      --            --                --
    Growth Fund
    Shares 1,053,842
    Cost $79,941,408
      Market Value.......      --            --                --
    Growth-Income Fund
    Shares 1,728,186
    Cost $59,201,929
      Market Value.......      --            --                --
    International Fund
    Shares 936,774
    Cost $23,350,062
      Market Value.......      --            --                --
    New World Fund
    Shares 313,540
    Cost $3,421,897
      Market Value.......      --            --                --
Due from Hartford Life
 Insurance Company.......  14,787,833        --                 20,250
Receivable from fund
 shares sold.............      --               5,313          --
                           -----------     ----------      -----------
Total Assets.............  41,632,242       8,408,928       10,263,181
                           -----------     ----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               5,317          --
  Payable for fund shares
   purchased.............  14,786,236        --                 20,255
                           -----------     ----------      -----------
  Total Liabilities......  14,786,236           5,317           20,255
                           -----------     ----------      -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $26,846,006     $8,403,611      $10,242,926
                           ===========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                           AMERICAN FUNDS
                           AMERICAN FUNDS   GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                           GLOBAL GROWTH   CAPITALIZATION      GROWTH      GROWTH-INCOME   INTERNATIONAL     NEW WORLD
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments in the
   Hartford Money Market
   HLS Fund:
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 26,102,024
    Cost $26,102,024
      Market Value.......       --              --              --              --              --              --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IB
    Shares 742,385
    Cost $742,385
      Market Value.......       --              --              --              --              --              --
  Investments in American
   Funds Insurance
   Series:
    Asset Allocation Fund
    Shares 536,287
    Cost $8,122,600
      Market Value.......       --              --              --              --              --              --
    Bond Fund
    Shares 1,008,163
    Cost $9,926,088
      Market Value.......       --              --              --              --              --              --
    Global Growth Fund
    Shares 821,042
    Cost $16,540,805
      Market Value.......   $14,130,129         --              --              --              --              --
    Global Small
     Capitalization Fund
    Shares 478,499
    Cost $8,498,335
      Market Value.......       --           $6,813,833         --              --              --              --
    Growth Fund
    Shares 1,053,842
    Cost $79,941,408
      Market Value.......       --              --          $77,236,113         --              --              --
    Growth-Income Fund
    Shares 1,728,186
    Cost $59,201,929
      Market Value.......       --              --              --          $60,711,171         --              --
    International Fund
    Shares 936,774
    Cost $23,350,062
      Market Value.......       --              --              --              --          $19,231,972         --
    New World Fund
    Shares 313,540
    Cost $3,421,897
      Market Value.......       --              --              --              --              --           $3,085,231
Due from Hartford Life
 Insurance Company.......       --              --              --              111,743         --              --
Receivable from fund
 shares sold.............     1,568,893         498,329         363,943         --            8,141,711             540
                            -----------      ----------     -----------     -----------     -----------      ----------
Total Assets.............    15,699,022       7,312,162      77,600,056      60,822,914      27,373,683       3,085,771
                            -----------      ----------     -----------     -----------     -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     1,568,863         498,337         363,957         --            8,141,628             541
  Payable for fund shares
   purchased.............       --              --              --              111,740         --              --
                            -----------      ----------     -----------     -----------     -----------      ----------
  Total Liabilities......     1,568,863         498,337         363,957         111,740       8,141,628             541
                            -----------      ----------     -----------     -----------     -----------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $14,130,159      $6,813,825     $77,236,099     $60,711,174     $19,232,055      $3,085,230
                            ===========      ==========     ===========     ===========     ===========      ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                            FRANKLIN                       FRANKLIN          FRANKLIN
                           REAL ESTATE  FRANKLIN SMALL   MUTUAL SHARES   STRATEGIC INCOME
                              FUND         CAP FUND     SECURITIES FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  --------------  ---------------  ----------------
ASSETS:
  Investments in the
   Franklin Templeton
   Variable Insurance
   Products Trust:
    Real Estate Fund
    Shares 50,973
    Cost $808,013
      Market Value.......   $884,891         --              --               --
    Small Cap Fund
    Shares 577,359
    Cost $14,491,162
      Market Value.......     --         $12,205,362         --               --
    Mutual Shares
     Securities Fund
    Shares 323,289
    Cost $4,233,108
      Market Value.......     --             --           $4,597,163          --
    Strategic Income
     Securities Fund*
    Shares 173,907
    Cost $1,739,072
      Market Value.......     --             --              --             $1,719,942
  Investments in the MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 813,515
    Cost $17,271,553
      Market Value.......     --             --              --               --
    Emerging Growth
     Series
    Shares 777,259
    Cost $25,988,395
      Market Value.......     --             --              --               --
    Global Equity Series
    Shares 91,084
    Cost $1,051,157
      Market Value.......     --             --              --               --
    Growth Series
    Shares 1,147,351
    Cost $15,768,991
      Market Value.......     --             --              --               --
    Growth with Income
     Series
    Shares 515,646
    Cost $10,729,866
      Market Value.......     --             --              --               --
    High Income Series
    Shares 303,132
    Cost $3,314,759
      Market Value.......     --             --              --               --
    New Discovery Series
    Shares 331,409
    Cost $5,640,164
      Market Value.......     --             --              --               --
    Total Return Series
    Shares 389,038
    Cost $7,021,427
      Market Value.......     --             --              --               --
  Due from Hartford Life
   Insurance Company.....     --             --              --               --
  Receivable from fund
   shares sold...........        284         664,003           9,155            74,576
                            --------     -----------      ----------        ----------
  Total Assets...........    885,175      12,869,365       4,606,318         1,794,518
                            --------     -----------      ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        315         663,876           9,158          --
  Payable for fund shares
   purchased.............     --             --              --                 74,530
                            --------     -----------      ----------        ----------
  Total Liabilities......        315         663,876           9,158            74,530
                            --------     -----------      ----------        ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $884,860     $12,205,489      $4,597,160        $1,719,988
                            ========     ===========      ==========        ==========

  * Formerly Franklin Strategic Income Investments Fund. Change effective on May 1, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            MFS CAPITAL                                                MFS GROWTH                    MFS NEW
                           OPPORTUNITIES  MFS EMERGING    MFS GLOBAL         MFS       WITH INCOME    MFS HIGH      DISCOVERY
                              SERIES      GROWTH SERIES  EQUITY SERIES  GROWTH SERIES    SERIES     INCOME SERIES    SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -------------  -----------
ASSETS:
  Investments in the
   Franklin Templeton
   Variable Insurance
   Products Trust:
    Real Estate Fund
    Shares 50,973
    Cost $808,013
      Market Value.......       --             --            --              --            --           --             --
    Small Cap Fund
    Shares 577,359
    Cost $14,491,162
      Market Value.......       --             --            --              --            --           --             --
    Mutual Shares
     Securities Fund
    Shares 323,289
    Cost $4,233,108
      Market Value.......       --             --            --              --            --           --             --
    Strategic Income
     Securities Fund*
    Shares 173,907
    Cost $1,739,072
      Market Value.......       --             --            --              --            --           --             --
  Investments in the MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 813,515
    Cost $17,271,553
      Market Value.......   $15,668,291        --            --              --            --           --             --
    Emerging Growth
     Series
    Shares 777,259
    Cost $25,988,395
      Market Value.......       --         $22,416,157       --              --            --           --             --
    Global Equity Series
    Shares 91,084
    Cost $1,051,157
      Market Value.......       --             --         $  983,712         --            --           --             --
    Growth Series
    Shares 1,147,351
    Cost $15,768,991
      Market Value.......       --             --            --          $14,915,563       --           --             --
    Growth with Income
     Series
    Shares 515,646
    Cost $10,729,866
      Market Value.......       --             --            --              --        $10,833,715      --             --
    High Income Series
    Shares 303,132
    Cost $3,314,759
      Market Value.......       --             --            --              --            --        $2,982,817        --
    New Discovery Series
    Shares 331,409
    Cost $5,640,164
      Market Value.......       --             --            --              --            --           --         $5,504,697
    Total Return Series
    Shares 389,038
    Cost $7,021,427
      Market Value.......       --             --            --              --            --           --             --
  Due from Hartford Life
   Insurance Company.....       --              17,100       --                2,680        2,650        90,392        --
  Receivable from fund
   shares sold...........         6,246        --            227,050         --            --           --              4,865
                            -----------    -----------    ----------     -----------   -----------   ----------    ----------
  Total Assets...........    15,674,537     22,433,257     1,210,762      14,918,243   10,836,365     3,073,209     5,509,562
                            -----------    -----------    ----------     -----------   -----------   ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         6,256        --            227,045         --            --           --              4,870
  Payable for fund shares
   purchased.............       --              16,971       --                2,690        2,653        90,392        --
                            -----------    -----------    ----------     -----------   -----------   ----------    ----------
  Total Liabilities......         6,256         16,971       227,045           2,690        2,653        90,392         4,870
                            -----------    -----------    ----------     -----------   -----------   ----------    ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $15,668,281    $22,416,286    $  983,717     $14,915,553   $10,833,712   $2,982,817    $5,504,692
                            ===========    ===========    ==========     ===========   ===========   ==========    ==========


                             MFS TOTAL
                           RETURN SERIES
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments in the
   Franklin Templeton
   Variable Insurance
   Products Trust:
    Real Estate Fund
    Shares 50,973
    Cost $808,013
      Market Value.......      --
    Small Cap Fund
    Shares 577,359
    Cost $14,491,162
      Market Value.......      --
    Mutual Shares
     Securities Fund
    Shares 323,289
    Cost $4,233,108
      Market Value.......      --
    Strategic Income
     Securities Fund*
    Shares 173,907
    Cost $1,739,072
      Market Value.......      --
  Investments in the MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 813,515
    Cost $17,271,553
      Market Value.......      --
    Emerging Growth
     Series
    Shares 777,259
    Cost $25,988,395
      Market Value.......      --
    Global Equity Series
    Shares 91,084
    Cost $1,051,157
      Market Value.......      --
    Growth Series
    Shares 1,147,351
    Cost $15,768,991
      Market Value.......      --
    Growth with Income
     Series
    Shares 515,646
    Cost $10,729,866
      Market Value.......      --
    High Income Series
    Shares 303,132
    Cost $3,314,759
      Market Value.......      --
    New Discovery Series
    Shares 331,409
    Cost $5,640,164
      Market Value.......      --
    Total Return Series
    Shares 389,038
    Cost $7,021,427
      Market Value.......   $7,621,258
  Due from Hartford Life
   Insurance Company.....       24,197
  Receivable from fund
   shares sold...........      --
                            ----------
  Total Assets...........    7,645,455
                            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............       24,199
                            ----------
  Total Liabilities......       24,199
                            ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $7,621,256
                            ==========

  * Formerly Franklin Strategic Income Investments Fund. Change effective on May 1, 2000.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                             TEMPLETON        TEMPLETON         TEMPLETON          TEMPLETON
                           ASSET STRATEGY   INTERNATIONAL   DEVELOPING MARKETS      GROWTH
                                FUND       SECURITIES FUND   SECURITIES FUND    SECURITIES FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT**     SUB-ACCOUNT**      SUB-ACCOUNT**
                           --------------  ---------------  ------------------  ---------------
ASSETS:
  Investments in the
   Franklin Templeton
   Variable Insurance
   Products Trust:
    Asset Strategy Fund
    Shares 134,898
    Cost $2,664,437
      Market Value.......    $2,580,601         --               --                  --
    International
     Securities Fund
    Shares 271,005
    Cost $5,195,420
      Market Value.......       --           $5,059,659          --                  --
    Developing Markets
     Securities Fund
    Shares 126,784
    Cost $804,632
      Market Value.......       --              --               $665,618            --
    Growth Securities
     Fund
    Shares 250,253
    Cost $3,480,309
      Market Value.......       --              --               --               $3,428,461
  Investments in the
   Hartford HLS Funds,
   Inc.:
    Hartford Advisers HLS
     Fund, Inc. -
     Class IB
    Shares 2,471,339
    Cost $6,903,086
      Market Value.......       --              --               --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IB
    Shares 1,376,993
    Cost $8,697,109
      Market Value.......       --              --               --                  --
    Hartford Bond HLS
     Fund, Inc. -
     Class IB
    Shares 464,346
    Cost $493,902
      Market Value.......       --              --               --                  --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IB
    Shares 401,474
    Cost $824,486
      Market Value.......       --              --               --                  --
    Hartford Global
     Health HLS Fund -
     Class IB
    Shares 379,102
    Cost $511,925
      Market Value.......       --              --               --                  --
    Hartford Global
     Technology HLS
     Fund - Class IB
    Shares 1,140,368
    Cost $1,068,753
      Market Value.......       --              --               --                  --
    Hartford Growth and
     Income HLS Fund -
     Class IB
    Shares 600,499
    Cost $850,406
      Market Value.......       --              --               --                  --
  Due from Hartford Life
   Insurance Company.....         3,056         --               --                  --
  Receivable from fund
   shares sold...........       --            1,563,586               265          1,108,922
                             ----------      ----------          --------         ----------
  Total Assets...........     2,583,657       6,623,245           665,883          4,537,383
                             ----------      ----------          --------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            1,563,608               256          1,108,929
  Payable for fund shares
   purchased.............         3,056         --               --                  --
                             ----------      ----------          --------         ----------
  Total Liabilities......         3,056       1,563,608               256          1,108,929
                             ----------      ----------          --------         ----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $2,580,601      $5,059,637          $665,627         $3,428,454
                             ==========      ==========          ========         ==========

 ** Formerly Templeton Asset Allocation Fund, Templeton International Fund, Templeton Developing Markets Equity Fund, and Templeton Global Growth Fund, respectively. Change effective on May 1, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                               CAPITAL                    DIVIDEND AND    GLOBAL         GLOBAL       GROWTH AND
                           ADVISERS FUND  APPRECIATION FUND   BOND FUND   GROWTH FUND   HEALTH FUND  TECHNOLOGY FUND  INCOME FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -----------  ------------  -----------  ---------------  -----------
ASSETS:
  Investments in the
   Franklin Templeton
   Variable Insurance
   Products Trust:
    Asset Strategy Fund
    Shares 134,898
    Cost $2,664,437
      Market Value.......      --              --               --            --           --            --              --
    International
     Securities Fund
    Shares 271,005
    Cost $5,195,420
      Market Value.......      --              --               --            --           --            --              --
    Developing Markets
     Securities Fund
    Shares 126,784
    Cost $804,632
      Market Value.......      --              --               --            --           --            --              --
    Growth Securities
     Fund
    Shares 250,253
    Cost $3,480,309
      Market Value.......      --              --               --            --           --            --              --
  Investments in the
   Hartford HLS Funds,
   Inc.:
    Hartford Advisers HLS
     Fund, Inc. -
     Class IB
    Shares 2,471,339
    Cost $6,903,086
      Market Value.......   $6,580,108         --               --            --           --            --              --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. -
     Class IB
    Shares 1,376,993
    Cost $8,697,109
      Market Value.......      --            $8,155,795         --            --           --            --              --
    Hartford Bond HLS
     Fund, Inc. -
     Class IB
    Shares 464,346
    Cost $493,902
      Market Value.......      --              --             $513,864        --           --            --              --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. -
     Class IB
    Shares 401,474
    Cost $824,486
      Market Value.......      --              --               --          $852,778       --            --              --
    Hartford Global
     Health HLS Fund -
     Class IB
    Shares 379,102
    Cost $511,925
      Market Value.......      --              --               --            --         $546,299        --              --
    Hartford Global
     Technology HLS
     Fund - Class IB
    Shares 1,140,368
    Cost $1,068,753
      Market Value.......      --              --               --            --           --           $725,583         --
    Hartford Growth and
     Income HLS Fund -
     Class IB
    Shares 600,499
    Cost $850,406
      Market Value.......      --              --               --            --           --            --            $794,385
  Due from Hartford Life
   Insurance Company.....        1,605            2,715         --            --           --            --               1,380
  Receivable from fund
   shares sold...........      --              --                   59            99           66             89         --
                            ----------       ----------       --------      --------     --------       --------       --------
  Total Assets...........    6,581,713        8,158,510        513,923       852,877      546,365        725,672        795,765
                            ----------       ----------       --------      --------     --------       --------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --                   59            96           67             86         --
  Payable for fund shares
   purchased.............        1,615            2,708         --            --           --            --               1,381
                            ----------       ----------       --------      --------     --------       --------       --------
  Total Liabilities......        1,615            2,708             59            96           67             86          1,381
                            ----------       ----------       --------      --------     --------       --------       --------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,580,098       $8,155,802       $513,864      $852,781     $546,298       $725,586       $794,384
                            ==========       ==========       ========      ========     ========       ========       ========

 ** Formerly Templeton Asset Allocation Fund, Templeton International Fund, Templeton Developing Markets Equity Fund, and Templeton Global Growth Fund, respectively. Change effective on May 1, 2000.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           HIGH YIELD      GLOBAL
                              FUND      LEADERS FUND  INDEX FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------
ASSETS:
  Investments in the
   Hartford HLS
   Fund, Inc.:
    Hartford High Yield
     HLS Fund - Class IB
    Shares 36,823
    Cost $36,859
      Market Value.......    $34,534        --            --
    Hartford Global
     Leaders HLS Fund -
     Class IB
    Shares 2,047,534
    Cost $3,963,987
      Market Value.......     --         $3,596,994       --
    Hartford Index HLS
     Fund, Inc. -
     Class IB
    Shares 560,633
    Cost $2,268,160
      Market Value.......     --            --        $2,085,711
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IB
    Shares 432,826
    Cost $576,068
      Market Value.......     --            --            --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IB
    Shares 1,132,587
    Cost $1,936,468
      Market Value.......     --            --            --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IB
    Shares 2,085,717
    Cost $5,014,163
      Market Value.......     --            --            --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IB
    Shares 76,176
    Cost $84,182
      Market Value.......     --            --            --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IB
    Shares 1,324,018
    Cost $2,885,284
      Market Value.......     --            --            --
    Hartford Stock HLS
     Fund, Inc. -
     Class IB
    Shares 1,283,450
    Cost $8,445,809
      Market Value.......     --            --            --
  Due from Hartford Life
   Insurance Company.....     --              1,284       --
  Receivable from fund
   shares sold...........     --            --               245
                             -------     ----------   ----------
  Total Assets...........     34,534      3,598,278    2,085,956
                             -------     ----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --            --               246
  Payable for fund shares
   purchased.............     --              1,280       --
                             -------     ----------   ----------
  Total Liabilities......     --              1,280          246
                             -------     ----------   ----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $34,534     $3,596,998   $2,085,710
                             =======     ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           INTERNATIONAL    INTERNATIONAL                     MORTGAGE         SMALL
                           ADVISERS FUND  OPPORTUNITIES FUND  MIDCAP FUND  SECURITIES FUND  COMPANY FUND  STOCK FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------------  -----------  ---------------  ------------  -----------
ASSETS:
  Investments in the
   Hartford HLS
   Fund, Inc.:
    Hartford High Yield
     HLS Fund - Class IB
    Shares 36,823
    Cost $36,859
      Market Value.......      --               --                --           --               --            --
    Hartford Global
     Leaders HLS Fund -
     Class IB
    Shares 2,047,534
    Cost $3,963,987
      Market Value.......      --               --                --           --               --            --
    Hartford Index HLS
     Fund, Inc. -
     Class IB
    Shares 560,633
    Cost $2,268,160
      Market Value.......      --               --                --           --               --            --
    Hartford
     International
     Advisers HLS
     Fund, Inc. -
     Class IB
    Shares 432,826
    Cost $576,068
      Market Value.......    $496,636           --                --           --               --            --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. -
     Class IB
    Shares 1,132,587
    Cost $1,936,468
      Market Value.......      --             $1,546,232          --           --               --            --
    Hartford MidCap HLS
     Fund, Inc. -
     Class IB
    Shares 2,085,717
    Cost $5,014,163
      Market Value.......      --               --            $5,134,909       --               --            --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. -
     Class IB
    Shares 76,176
    Cost $84,182
      Market Value.......      --               --                --           $86,548          --            --
    Hartford Small
     Company HLS
     Fund, Inc. -
     Class IB
    Shares 1,324,018
    Cost $2,885,284
      Market Value.......      --               --                --           --            $2,228,209       --
    Hartford Stock HLS
     Fund, Inc. -
     Class IB
    Shares 1,283,450
    Cost $8,445,809
      Market Value.......      --               --                --           --               --        $7,545,139
  Due from Hartford Life
   Insurance Company.....      --               --                --           --                   727       11,682
  Receivable from fund
   shares sold...........          57                177             531            10          --            --
                             --------         ----------      ----------       -------       ----------   ----------
  Total Assets...........     496,693          1,546,409       5,135,440        86,558        2,228,936    7,556,821
                             --------         ----------      ----------       -------       ----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          57                178             525            10          --            --
  Payable for fund shares
   purchased.............      --               --                --           --                   725       11,689
                             --------         ----------      ----------       -------       ----------   ----------
  Total Liabilities......          57                178             525            10              725       11,689
                             --------         ----------      ----------       -------       ----------   ----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $496,636         $1,546,231      $5,134,915       $86,548       $2,228,211   $7,545,132
                             ========         ==========      ==========       =======       ==========   ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           PRUDENTIAL   PRUDENTIAL      FRANKLIN
                            JENNISON    20/20 FOCUS    TECHNOLOGY
                            PORTFOLIO    PORTFOLIO   SECURITIES FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  ---------------
ASSETS:
  Investments in the
  Prudential
  Series Fund, Inc.:
    Prudential Jennison
    Portfolio - Class II
    Shares 19,118
    Cost $568,167
      Market Value.......   $437,412       --            --
    20/20 Focus
    Portfolio - Class II
    Shares 4,893
    Cost $55,987
      Market Value.......     --          $53,777        --
  Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust:
    Technology Securities
    Fund
    Shares 48,792
    Cost $493,121
      Market Value.......     --           --           $369,358
  Investments in the MFS
  Variable Insurance
  Trust:
    Mid Cap Growth Series
    Shares 149,973
    Cost $1,542,510
      Market Value.......     --           --            --
  Investments in the
  Mercury Asset
  Management V.I.
  Funds, Inc.:
    U.S. Large Cap
    Fund - Class A
    Shares 1,957
    Cost $24,292
      Market Value.......     --           --            --
  Investments in the
  Salomon Brothers VA
  Fund:
    Capital Fund -
    Class IA
    Shares 133,994
    Cost $2,037,334
      Market Value.......     --           --            --
    High Yield Bond
    Fund - Class IA
    Shares 7,446
    Cost $67,668
      Market Value.......     --           --            --
    Investors Fund -
    Class IA
    Shares 31,168
    Cost $406,230
      Market Value.......     --           --            --
    Total Return Fund -
    Class IA
    Shares 33,223
    Cost $348,962
      Market Value.......     --           --            --
  Due from Hartford Life
  Insurance Company......     --            1,112            394
  Receivable from fund
  shares sold............         53       --            --
                            --------      -------       --------
  Total Assets...........    437,465       54,889        369,752
                            --------      -------       --------
LIABILITIES:
  Due to Hartford Life
  Insurance Company......         51       --            --
  Payable for fund shares
  purchased..............     --            1,112            391
                            --------      -------       --------
  Total Liabilities......         51        1,112            391
                            --------      -------       --------
  Net Assets (variable
  annuity contract
  liabilities)...........   $437,414      $53,777       $369,361
                            ========      =======       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                          MERCURY V.I.  SALOMON BROTHERS  SALOMON BROTHERS  SALOMON BROTHERS  SALOMON BROTHERS
                            MFS MID CAP    U.S. LARGE       VARIABLE       VARIABLE HIGH        VARIABLE       VARIABLE TOTAL
                           GROWTH SERIES    CAP FUND      CAPITAL FUND    YIELD BOND FUND    INVESTORS FUND     RETURN FUND
                            SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments in the
   Prudential
   Series Fund, Inc.:
    Prudential Jennison
     Portfolio -
     Class II
    Shares 19,118
    Cost $568,167
      Market Value.......       --           --              --               --                 --                --
    20/20 Focus
     Portfolio -
     Class II
    Shares 4,893
    Cost $55,987
      Market Value.......       --           --              --               --                 --                --
  Investments in the
   Franklin Templeton
   Variable Insurance
   Products Trust:
    Technology Securities
     Fund
    Shares 48,792
    Cost $493,121
      Market Value.......       --           --              --               --                 --                --
  Investments in the MFS
   Variable Insurance
   Trust:
    Mid Cap Growth Series
    Shares 149,973
    Cost $1,542,510
      Market Value.......    $1,460,740      --              --               --                 --                --
  Investments in the
   Mercury Asset
   Management V.I.
   Funds, Inc.:
    U.S. Large Cap
     Fund - Class A
    Shares 1,957
    Cost $24,292
      Market Value.......       --          $19,468          --               --                 --                --
  Investments in the
   Salomon Brothers VA
   Fund:
    Capital Fund -
     Class IA
    Shares 133,994
    Cost $2,037,334
      Market Value.......       --           --            $2,023,313         --                 --                --
    High Yield Bond
     Fund - Class IA
    Shares 7,446
    Cost $67,668
      Market Value.......       --           --              --               $62,472            --                --
    Investors Fund -
     Class IA
    Shares 31,168
    Cost $406,230
      Market Value.......       --           --              --               --                $423,574           --
    Total Return Fund -
     Class IA
    Shares 33,223
    Cost $348,962
      Market Value.......       --           --              --               --                 --               $355,488
  Due from Hartford Life
   Insurance Company.....       --           --              --               --                 --                --
  Receivable from fund
   shares sold...........           270      --                   114             385            --                     97
                             ----------     -------        ----------         -------           --------          --------
  Total Assets...........     1,461,010      19,468         2,023,427          62,857            423,574           355,585
                             ----------     -------        ----------         -------           --------          --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           262           5               107             374                 72                53
  Payable for fund shares
   purchased.............       --           --              --               --                 --                --
                             ----------     -------        ----------         -------           --------          --------
  Total Liabilities......           262           5               107             374                 72                53
                             ----------     -------        ----------         -------           --------          --------
  Net Assets (variable
   annuity contract
   liabilities)..........    $1,460,748     $19,463        $2,023,320         $62,483           $423,502          $355,532
                             ==========     =======        ==========         =======           ========          ========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Fund 1.25%..........    4,760,018   $ 1.065463  $  5,071,623
  Money Market Fund 1.4%...........      251,506     1.063063       267,367
  Money Market Fund 1.5%...........   19,329,370     1.061464    20,517,431
  Money Market Fund 1.65%..........      233,222     1.059483       247,096
  Money Market Fund 1.25%..........      579,608     1.109167       642,882
  Money Market Fund 1.4%...........       89,943     1.107442        99,607
  Asset Allocation Fund 1.65%......        7,268    10.007678        72,730
  Asset Allocation Fund 1.5%.......      285,288    10.026450     2,860,425
  Asset Allocation Fund 1.4%.......       77,292    10.041511       776,132
  Asset Allocation Fund 1.25%......      466,440    10.064148     4,694,324
  Bond Funds 1.65%.................       47,523    10.404514       494,455
  Bond Funds 1.5%..................      333,585    10.424016     3,477,296
  Bond Funds 1.4%..................       83,127    10.439674       867,814
  Bond Funds 1.25%.................      516,415    10.463220     5,403,361
  Global Growth Fund 1.65%.........       55,623    11.121717       618,619
  Global Growth Fund 1.5%..........      373,481    11.142575     4,161,543
  Global Growth Fund 1.4%..........      127,419    11.159320     1,421,913
  Global Growth Fund 1.25%.........      708,848    11.184467     7,928,084
  Global Small Capitalization Fund
   1.65%...........................       30,968    11.282598       349,403
  Global Small Capitalization Fund
   1.5%............................      222,025    11.303766     2,509,713
  Global Small Capitalization Fund
   1.4%............................       48,214    11.320750       545,817
  Global Small Capitalization Fund
   1.25%...........................      300,441    11.346275     3,408,892
  Growth Fund 1.65%................      162,813    12.823399     2,087,817
  Growth Fund 1.5%.................    2,066,390    12.847444    26,547,827
  Growth Fund 1.4%.................      613,125    12.866738     7,888,913
  Growth Fund .80%.................          368    13.313834         4,900
  Growth Fund 1.25%................    3,156,596    12.895742    40,706,642
  Growth-Income Fund 1.65%.........      200,326    10.152979     2,033,904
  Growth-Income Fund 1.5%..........    1,979,015    10.172022    20,130,579
  Growth-Income Fund 1.4%..........      482,872    10.187302     4,919,163
  Growth-Income Fund 1.25%.........    3,293,499    10.210273    33,627,528
  International Fund 1.65%.........       75,178    11.206149       842,452
  International Fund 1.5%..........      656,596    11.227162     7,371,713
  International Fund 1.4%..........      117,036    11.244022     1,315,958
  International Fund .80%..........          393    10.653508         4,182
  International Fund 1.25%.........      860,541    11.269365     9,697,750
  New World Fund 1.65%.............        4,423     9.980182        44,146
  New World Fund 1.5%..............       91,995     9.998904       919,846
  New World Fund 1.4%..............       35,798    10.013929       358,477
  New World Fund 1.25%.............      175,635    10.036510     1,762,761
  Real Estate Fund 1.65%...........        4,707    11.408470        53,695
  Real Estate Fund 1.5%............       29,825    11.429867       340,901
  Real Estate Fund 1.4%............       10,796    11.447037       123,580
  Real Estate Fund 1.25%...........       31,961    11.472833       366,684
  Small Cap Fund 1.65%.............       36,829    13.921990       512,737
  Small Cap Fund 1.5%..............      234,035    13.948115     3,264,342
  Small Cap Fund 1.4%..............       91,201    13.969081     1,273,989
  Small Cap Fund 1.25%.............      511,010    14.000562     7,154,421
  Mutual Shares Securities Fund
   1.65%...........................       21,315    10.878497       231,873
  Mutual Shares Securities Fund
   1.5%............................      125,308    10.898891     1,365,715
  Mutual Shares Securities Fund
   1.4%............................       48,921    10.915268       533,986

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Mutual Shares Securities Fund
   1.25%...........................      225,376   $10.939872  $  2,465,586
  Strategic Income Securities Fund
   1.65%...........................          774    10.485142         8,111
  Strategic Income Securities Fund
   1.5%............................       33,799    10.504815       355,050
  Strategic Income Securities Fund
   1.4%............................       37,099    10.520588       390,304
  Franklin Strategic Income
   Securities Fund 1.25%...........       91,663    10.544310       966,523
  Capital Opportunities
   Series 1.65%....................       33,684    11.543176       388,820
  Capital Opportunities
   Series 1.5%.....................      402,464    11.564828     4,654,432
  Capital Opportunities
   Series 1.4%.....................      142,364    11.582205     1,648,890
  Capital Opportunities
   Series 1.25%....................      773,251    11.608314     8,976,139
  Emerging Growth Series 1.65%.....       82,662    12.157082     1,004,924
  Emerging Growth Series 1.5%......      586,992    12.179875     7,149,492
  Emerging Growth Series 1.4%......      134,021    12.198168     1,634,808
  Emerging Growth Series 1.25%.....    1,032,832    12.225672    12,627,062
  Global Equity Series 1.65%.......          709    10.568017         7,490
  Global Equity Series 1.5%........       26,260    10.587829       278,036
  Global Equity Series 1.4%........       11,898    10.603736       126,167
  Global Equity Series 1.25%.......       53,824    10.627631       572,024
  Growth Series 1.65%..............       25,884    11.056282       286,175
  Growth Series 1.5%...............      403,433    11.077021     4,468,841
  Growth Series 1.4%...............      132,656    11.093649     1,471,640
  Growth Series 1.25%..............      781,470    11.118658     8,688,897
  Growth with Income
   Series 1.65%....................       19,253     9.754762       187,810
  Growth with Income
   Series 1.5%.....................      261,447     9.773057     2,555,136
  Growth with Income
   Series 1.4%.....................      114,160     9.787725     1,117,365
  Growth with Income
   Series 1.25%....................      710,860     9.809803     6,973,401
  High Income Series 1.65%.........        8,202     9.199270        75,451
  High Income Series 1.5%..........      101,081     9.216513       931,619
  High Income Series 1.4%..........       33,863     9.230364       312,569
  High Income Series 1.25%.........      179,780     9.251181     1,663,178
  New Discovery Series 1.65%.......       21,006    13.778128       289,422
  New Discovery Series 1.5%........       90,723    13.803963     1,252,336
  New Discovery Series 1.4%........       44,427    13.824693       614,189
  New Discovery Series 1.25%.......      241,684    13.855878     3,348,745
  Total Return Series 1.65%........       10,890    11.035491       120,174
  Total Return Series 1.5%.........      240,175    11.056189     2,655,417
  Total Return Series 1.4%.........       60,555    11.072778       670,509
  Total Return Series 1.25%........      376,217    11.097748     4,175,156
  Asset Strategy Fund 1.65%........        1,654    10.661840        17,635
  Asset Strategy Fund 1.5%.........       65,185    10.681827       696,295
  Asset Strategy Fund 1.4%.........       62,220    10.697878       665,626
  Asset Strategy Fund 1.25%........      112,017    10.722004     1,201,045
  International Securities Fund
   1.65%...........................       15,434    10.491885       161,928
  International Securities Fund
   1.5%............................      172,161    10.511570     1,809,682
  International Securities Fund
   1.4%............................       77,912    10.527365       820,211
  International Securities Fund
   1.25%...........................      214,937    10.551097     2,267,816
  Developing Markets Securities
   Fund 1.65%......................        1,014     7.688235         7,796
  Developing Markets Securities
   Fund 1.5%.......................       23,235     7.702669       178,970
  Developing Markets Securities
   Fund 1.4%.......................        6,912     7.714263        53,320
  Developing Markets Securities
   Fund 1.25%......................       55,039     7.731682       425,541
  Growth Securities Fund 1.65%.....        1,114    10.565929        11,768
  Growth Securities Fund 1.5%......       65,340    10.585740       691,668
  Growth Securities Fund 1.4%......       33,461    10.601651       354,738

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY      UNITS       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  Growth Securities Fund 1.25%.....      223,074   $10.625539  $  2,370,280
  Advisers Fund 1.40%..............    5,342,390     1.180154     6,304,843
  Advisers Fund 1.25%..............      233,597     1.178335       275,255
  Capital Appreciation Fund
   1.25%...........................    4,883,182     1.519257     7,418,808
  Capital Appreciation Fund 1.4%...      485,848     1.516922       736,994
  Bond Fund 1.25%..................      419,885     1.115853       468,529
  Bond Fund 1.4%...................       40,691     1.114139        45,335
  Dividend and Growth Fund 1.25%...      723,548     1.163351       841,740
  Dividend and Growth Fund 1.4%....        9,505     1.161536        11,041
  Global Health Fund 1.4%..........      185,595     1.464823       271,864
  Global Health Fund 1.25%.........      187,164     1.466280       274,434
  Global Technology Fund 1.4%......      264,625     0.619097       163,828
  Global Technology Fund 1.25%.....      906,467     0.619722       561,758
  Growth and Income Fund 1.25%.....      577,008     1.320550       761,968
  Growth and Income Fund 1.4%......       24,586     1.318514        32,417
  High Yield Fund 1.25%............       32,452     1.064158        34,534
  Global Leaders Fund 1.25%........    1,808,746     1.786190     3,230,764
  Global Leaders Fund 1.4%.........      205,353     1.783438       366,234
  Index Fund 1.25%.................      367,406     4.994926     1,835,163
  Index Fund 1.4%..................       50,238     4.987230       250,546
  International Advisers Fund
   1.25%...........................      284,879     1.650246       470,121
  International Advisers Fund
   1.40%...........................       16,093     1.647702        26,515
  International Opportunities Fund
   1.25%...........................    1,341,756     1.100846     1,477,067
  International Opportunities Fund
   1.4%............................       62,926     1.099148        69,164
  MidCap Fund 1.25%................    1,868,722     2.537554     4,741,982
  MidCap Fund 1.4%.................      155,086     2.533646       392,933
  Mortgage Securities Fund 1.25%...       35,971     2.406003        86,548
  Small Company Fund 1.25%.........    1,485,639     1.365660     2,028,878
  Small Company Fund 1.4%..........      146,186     1.363558       199,333
  Stock Fund 1.25%.................    5,584,031     1.228702     6,861,111
  Stock Fund 1.4%..................      557,563     1.226806       684,022
  Jennison Portfolio 1.4%..........       22,966     7.820628       179,606
  Jennison Portfolio 1.25%.........       32,939     7.826790       257,808
  20/20 Focus Portfolio 1.25%......        2,628     9.812704        25,787
  20/20 Focus Portfolio 1.4%.......        2,855     9.804993        27,990
  Technology Securities Fund
   1.5%............................        2,587     5.733753        14,835
  Technology Securities Fund
   1.4%............................          360     5.735668         2,062
  Technology Securities Fund
   1.25%...........................       61,421     5.738540       352,464
  Mid Cap Growth Series 1.65%......        9,290     8.515432        79,111
  Mid Cap Growth Series 1.5%.......       47,424     8.519670       404,036
  Mid Cap Growth Series 1.4%.......       17,119     8.522497       145,893
  Mid Cap Growth Series 1.25%......       97,541     8.526731       831,709
  Mercury V.I. U.S. Large Cap Fund
   1.25%...........................        2,125     9.158767        19,463
  Capital Fund 1.25%...............    1,561,509     1.195548     1,866,859
  Capital Fund 1.4%................      131,071     1.193710       156,461
  High Yield Bond Fund 1.25%.......       63,032     0.991276        62,483
  Investors Fund 1.25%.............      364,560     1.161682       423,502
  Total Return Fund 1.25%..........      299,507     1.071953       321,057
  Total Return Fund 1.4%...........       32,210     1.070304        34,475
                                                               ------------
GRAND TOTAL........................                            $384,898,543
                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                            AMERICAN                                      AMERICAN FUNDS
                              MONEY          FUNDS        AMERICAN FUNDS  AMERICAN FUNDS   GLOBAL SMALL
                           MARKET FUND  ASSET ALLOCATION       BOND       GLOBAL GROWTH   CAPITALIZATION
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 628,585       $ 14,118         $ 31,266      $     7,798     $     8,747
EXPENSES:
  Mortality and expense
   undertakings..........    (148,674)       (73,119)         (90,122)        (140,022)        (67,705)
                            ---------       --------         --------      -----------     -----------
    Net investment income
     (loss)..............     479,911        (59,001)         (58,856)        (132,224)        (58,958)
                            ---------       --------         --------      -----------     -----------
CAPITAL GAINS (LOSS)
 INCOME..................        (353)       --               --                64,499          63,611
                            ---------       --------         --------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      --             (5,350)             195          203,690          14,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            382,521          337,396       (3,139,789)     (1,765,773)
                            ---------       --------         --------      -----------     -----------
    Net gain (loss) on
     investments.........      --            377,171          337,591       (2,936,099)     (1,751,700)
                            ---------       --------         --------      -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 479,558       $318,170         $278,735      $(3,003,824)    $(1,747,047)
                            =========       ========         ========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                            FRANKLIN      FRANKLIN
                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  REAL ESTATE     SMALL
                               GROWTH      GROWTH-INCOME   INTERNATIONAL     NEW WORLD        FUND        CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $   --          $    38,637     $     4,726      $  51,151      $ 12,927    $   --
EXPENSES:
  Mortality and expense
   undertakings..........      (665,566)       (482,484)       (199,740)       (32,215)       (5,087)      (102,900)
                            -----------     -----------     -----------      ---------      --------    -----------
    Net investment income
     (loss)..............      (665,566)       (443,847)       (195,014)        18,936         7,840       (102,900)
                            -----------     -----------     -----------      ---------      --------    -----------
CAPITAL GAINS (LOSS)
 INCOME..................       195,471         338,070         127,078         74,260         7,709        348,523
                            -----------     -----------     -----------      ---------      --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (44,815)         (8,666)      1,460,354         21,384        12,359        (77,717)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,442,108)      3,063,239      (4,652,632)      (478,869)       74,878     (2,734,757)
                            -----------     -----------     -----------      ---------      --------    -----------
    Net gain (loss) on
     investments.........    (3,486,923)      3,054,573      (3,192,278)      (457,485)       87,237     (2,812,474)
                            -----------     -----------     -----------      ---------      --------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,957,018)    $ 2,948,796     $(3,260,214)     $(364,289)     $102,786    $(2,566,851)
                            ===========     ===========     ===========      =========      ========    ===========

                              FRANKLIN          FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $ 49,500          $ 85,722
EXPENSES:
  Mortality and expense
   undertakings..........      (33,702)          (14,184)
                              --------          --------
    Net investment income
     (loss)..............       15,798            71,538
                              --------          --------
CAPITAL GAINS (LOSS)
 INCOME..................       43,360           --
                              --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........          168               (82)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      335,402           (19,639)
                              --------          --------
    Net gain (loss) on
     investments.........      335,570           (19,721)
                              --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $394,728          $ 51,817
                              ========          ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                            MFS CAPITAL                                                MFS GROWTH
                           OPPORTUNITIES  MFS EMERGING    MFS GLOBAL         MFS       WITH INCOME
                              SERIES      GROWTH SERIES  EQUITY SERIES  GROWTH SERIES    SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --         $   --          $  5,834      $   --         $ 25,069
EXPENSES:
  Mortality and expense
   undertakings..........      (131,532)      (211,765)      (7,853)        (126,482)    (90,028)
                            -----------    -----------     --------      -----------    --------
    Net investment (loss)
     income..............      (131,532)      (211,765)      (2,019)        (126,482)    (64,959)
                            -----------    -----------     --------      -----------    --------
CAPITAL GAINS INCOME.....       584,455        624,477       23,252           49,420      45,521
                            -----------    -----------     --------      -----------    --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........        (8,623)         6,462       19,790           (1,760)     (4,244)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (2,085,442)    (5,276,523)     (72,109)      (1,349,211)    (59,178)
                            -----------    -----------     --------      -----------    --------
    Net (loss) gain on
     investments.........    (2,094,065)    (5,270,061)     (52,319)      (1,350,971)    (63,422)
                            -----------    -----------     --------      -----------    --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(1,641,142)   $(4,857,349)    $(31,086)     $(1,428,033)   $(82,860)
                            ===========    ===========     ========      ===========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                            MFS NEW                     TEMPLETON        TEMPLETON         TEMPLETON
                             MFS HIGH      DISCOVERY     MFS TOTAL    ASSET STRATEGY   INTERNATIONAL   DEVELOPING MARKETS
                           INCOME SERIES    SERIES     RETURN SERIES       FUND       SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -----------  -------------  --------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 149,779     $  --         $ 49,492       $  14,638        $  35,782         $   3,678
EXPENSES:
  Mortality and expense
   undertakings..........      (30,533)      (44,664)     (47,863)        (19,158)         (47,710)           (7,170)
                             ---------     ---------     --------       ---------        ---------         ---------
    Net investment (loss)
     income..............      119,246       (44,664)       1,629          (4,520)         (11,928)           (3,492)
                             ---------     ---------     --------       ---------        ---------         ---------
CAPITAL GAINS INCOME.....      --             42,827       47,657         107,958          243,074          --
                             ---------     ---------     --------       ---------        ---------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (3,328)      (40,995)         472            (167)         150,746            (8,239)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (351,816)     (360,711)     590,002        (103,358)        (276,408)         (189,353)
                             ---------     ---------     --------       ---------        ---------         ---------
    Net (loss) gain on
     investments.........     (355,144)     (401,706)     590,474        (103,525)        (125,662)         (197,592)
                             ---------     ---------     --------       ---------        ---------         ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(235,898)    $(403,543)    $639,760       $     (87)       $ 105,484         $(201,084)
                             =========     =========     ========       =========        =========         =========

                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............     $  33,414
EXPENSES:
  Mortality and expense
   undertakings..........       (33,755)
                              ---------
    Net investment (loss)
     income..............          (341)
                              ---------
CAPITAL GAINS INCOME.....       226,170
                              ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       123,203
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (108,852)
                              ---------
    Net (loss) gain on
     investments.........        14,351
                              ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $ 240,180
                              =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                               CAPITAL                     DIVIDEND AND     GLOBAL
                           ADVISERS FUND  APPRECIATION FUND   BOND FUND    GROWTH FUND    HEALTH FUND
                           SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT**
                           -------------  -----------------  ------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  43,305        $  44,269        $   521       $11,958        $   911
EXPENSES:
  Mortality and expense
   undertakings..........      (38,782)         (53,068)        (1,911)       (4,048)        (1,519)
                             ---------        ---------        -------       -------        -------
    Net investment income
     (loss)..............        4,523           (8,799)        (1,390)        7,910           (608)
                             ---------        ---------        -------       -------        -------
CAPITAL GAINS INCOME.....      240,898          581,022         --            25,597         12,983
                             ---------        ---------        -------       -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         (681)          (6,157)          (604)          219            117
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (322,978)        (541,314)        19,962        28,292         34,374
                             ---------        ---------        -------       -------        -------
    Net (loss) gain on
     investments.........     (323,659)        (547,471)        19,358        28,511         34,491
                             ---------        ---------        -------       -------        -------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $ (78,238)       $  24,752        $17,968       $62,018        $46,866
                             =========        =========        =======       =======        =======

  *  From inception, December 21, 1999 to December 31, 2000.
 **  From inception, May 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                               GLOBAL        GROWTH AND    HIGH YIELD      GLOBAL                   INTERNATIONAL
                           TECHNOLOGY FUND  INCOME FUND       FUND      LEADERS FUND   INDEX FUND   ADVISERS FUND
                            SUB-ACCOUNT**   SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*
                           ---------------  ------------  ------------  ------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ --            $  2,425      $ 2,544      $  15,336     $  15,645      $ 26,855
EXPENSES:
  Mortality and expense
   undertakings..........        (4,950)        (4,956)        (186)       (26,079)      (19,313)       (4,556)
                              ---------       --------      -------      ---------     ---------      --------
    Net investment income
     (loss)..............        (4,950)        (2,531)       2,358        (10,743)       (3,668)       22,299
                              ---------       --------      -------      ---------     ---------      --------
CAPITAL GAINS INCOME.....       --               8,327       --             12,949        14,967        24,263
                              ---------       --------      -------      ---------     ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........        (4,896)        (1,283)           8         (5,464)       25,409          (367)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (343,170)       (56,020)      (2,324)      (366,992)     (182,449)      (79,432)
                              ---------       --------      -------      ---------     ---------      --------
    Net (loss) gain on
     investments.........      (348,066)       (57,303)      (2,316)      (372,456)     (157,040)      (79,799)
                              ---------       --------      -------      ---------     ---------      --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $(353,016)      $(51,507)     $    42      $(370,250)    $(145,741)     $(33,237)
                              =========       ========      =======      =========     =========      ========

                             INTERNATIONAL
                           OPPORTUNITIES FUND  MIDCAP FUND
                              SUB-ACCOUNT*     SUB-ACCOUNT*
                           ------------------  ------------
INVESTMENT INCOME:
  Dividends..............      $  16,915         $ --
EXPENSES:
  Mortality and expense
   undertakings..........        (13,637)         (33,795)
                               ---------         --------
    Net investment income
     (loss)..............          3,278          (33,795)
                               ---------         --------
CAPITAL GAINS INCOME.....        139,035          116,882
                               ---------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........           (695)          (3,794)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (390,236)         120,746
                               ---------         --------
    Net (loss) gain on
     investments.........       (390,931)         116,952
                               ---------         --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....      $(248,618)        $200,039
                               =========         ========

  *  From inception, December 21, 1999 to December 31, 2000.
 **  From inception, May 1, 2000, to December 31, 2000.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                          PRUDENTIAL      PRUDENTIAL
                              MORTGAGE         SMALL                       JENNISON      20/20 FOCUS
                           SECURITIES FUND  COMPANY FUND   STOCK FUND     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT*    SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT(A)  SUB-ACCOUNT(A)
                           ---------------  ------------  ------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $    7        $  --         $  42,580      $ --             $    19
EXPENSES:
  Mortality and expense
   undertakings..........        (185)         (20,321)      (54,287)        (1,600)          (201)
                               ------        ---------     ---------      ---------        -------
    Net investment (loss)
     gain................        (178)         (20,321)      (11,707)        (1,600)          (182)
                               ------        ---------     ---------      ---------        -------
CAPITAL GAINS INCOME.....      --              209,683       493,606         54,017            517
                               ------        ---------     ---------      ---------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          57            5,118        11,171          1,759         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,366         (657,075)     (900,671)      (130,754)        (2,211)
                               ------        ---------     ---------      ---------        -------
    Net gain (loss) on
     investments.........       2,423         (651,957)     (889,500)      (128,995)        (2,211)
                               ------        ---------     ---------      ---------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $2,245        $(462,595)    $(407,601)     $ (76,578)       $(1,876)
                               ======        =========     =========      =========        =======

  *  From inception, December 21, 1999, to December 31, 2000.
(a)  From inception, June 22, 2000, to December 31, 2000.
(b)  From inception, September 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                              FRANKLIN                                     SALOMON BROTHERS  SALOMON BROTHERS  SALOMON BROTHERS
                             TECHNOLOGY     MFS MID CAP     MERCURY V.I.       VARIABLE       VARIABLE HIGH        VARIABLE
                             SECURITIES    GROWTH SERIES   U.S. LARGE CAP      CAPITAL          YIELD BOND        INVESTORS
                           SUB-ACCOUNT(B)  SUB-ACCOUNT(B)   SUB-ACCOUNT      SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           --------------  --------------  --------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $ --             $--             $     6          $ 10,348          $ 5,555           $ 2,887
EXPENSES:
  Mortality and expense
   undertakings..........         (881)         (3,293)          (216)          (11,538)            (313)           (2,562)
                             ---------        --------        -------          --------          -------           -------
    Net investment (loss)
     gain................         (881)         (3,293)          (210)           (1,190)           5,242               325
                             ---------        --------        -------          --------          -------           -------
CAPITAL GAINS INCOME.....      --              --                 296           102,107          --                 12,163
                             ---------        --------        -------          --------          -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           16          (9,061)          (116)           (2,467)               6            (3,082)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (123,762)        (81,770)        (4,824)          (14,022)          (5,197)           17,345
                             ---------        --------        -------          --------          -------           -------
    Net gain (loss) on
     investments.........     (123,746)        (90,831)        (4,940)          (16,489)          (5,191)           14,263
                             ---------        --------        -------          --------          -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(124,627)       $(94,124)       $(4,854)         $ 84,428          $    51           $26,751
                             =========        ========        =======          ========          =======           =======

                           SALOMON BROTHERS
                               VARIABLE
                             TOTAL RETURN
                             SUB-ACCOUNT*
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $10,865
EXPENSES:
  Mortality and expense
   undertakings..........       (2,340)
                               -------
    Net investment (loss)
     gain................        8,525
                               -------
CAPITAL GAINS INCOME.....      --
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,526
                               -------
    Net gain (loss) on
     investments.........        6,528
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $15,053
                               =======

  *  From inception, December 21, 1999, to December 31, 2000.
(a)  From inception, June 22, 2000, to December 31, 2000.
(b)  From inception, September 1, 2000, to December 31, 2000.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                            AMERICAN                                      AMERICAN FUNDS
                              MONEY          FUNDS        AMERICAN FUNDS  AMERICAN FUNDS   GLOBAL SMALL
                           MARKET FUND  ASSET ALLOCATION       BOND       GLOBAL GROWTH   CAPITALIZATION
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  479,911      $  (59,001)     $   (58,856)    $  (132,224)    $   (58,958)
  Capital gains (loss)
   income................        (353)       --                --               64,499          63,611
  Net realized (loss)
   gain on security
   transactions..........      --              (5,350)             195         203,690          14,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             382,521          337,396      (3,139,789)     (1,765,773)
                           -----------     ----------      -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     479,558         318,170          278,735      (3,003,824)     (1,747,047)
                           -----------     ----------      -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............  26,564,809       3,455,123        4,158,316       8,517,902       5,207,897
  Net transfers..........  (1,020,336)      2,575,936        3,401,127       4,699,386       2,241,967
  Surrenders for benefit
   and payments and
   fees..................  (3,105,760)       (203,770)        (249,400)       (248,252)       (114,512)
                           -----------     ----------      -----------     -----------     -----------
  Net increase in net
   assets resulting from
   unit transactions.....  22,438,713       5,827,289        7,310,043      12,969,036       7,335,352
                           -----------     ----------      -----------     -----------     -----------
  Net increase in net
   assets................  22,918,271       6,145,459        7,588,778       9,965,212       5,588,305
NET ASSETS:
  Beginning of period....   3,927,735       2,258,152        2,654,148       4,164,947       1,225,520
                           -----------     ----------      -----------     -----------     -----------
  End of period..........  $26,846,006     $8,403,611      $10,242,926     $14,130,159     $ 6,813,825
                           ===========     ==========      ===========     ===========     ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD FROM INCEPTION, JULY 1, 1999 TO DECEMBER 31, 1999

                                            AMERICAN                                      AMERICAN FUNDS
                              MONEY          FUNDS        AMERICAN FUNDS  AMERICAN FUNDS   GLOBAL SMALL
                           MARKET FUND  ASSET ALLOCATION       BOND       GLOBAL GROWTH   CAPITALIZATION
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ----------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   33,380      $   16,282       $   50,957      $    8,449      $   (2,120)
  Capital gains income...           2         126,885          --              155,656          98,577
  Net realized gain
   (loss) on security
   transactions..........      --                  31              359           1,389          (1,737)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      --            (101,506)         (20,553)        729,114          81,270
                           ----------      ----------       ----------      ----------      ----------
  Net increase in net
   assets resulting from
   operations............      33,382          41,692           30,763         894,608         175,990
                           ----------      ----------       ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............   4,862,876       1,425,884        2,036,552       2,511,217         824,033
  Net transfers..........    (951,728)        811,493          598,489         776,934         230,437
  Surrenders for benefit
   and payments and
   fees..................     (16,795)        (20,917)         (11,656)        (17,812)         (4,940)
                           ----------      ----------       ----------      ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....   3,894,353       2,216,460        2,623,385       3,270,339       1,049,530
                           ----------      ----------       ----------      ----------      ----------
  Net increase in net
   assets................   3,927,735       2,258,152        2,654,148       4,164,947       1,225,520
NET ASSETS:
  Beginning of period....      --            --                --              --              --
                           ----------      ----------       ----------      ----------      ----------
  End of period..........  $3,927,735      $2,258,152       $2,654,148      $4,164,947      $1,225,520
                           ==========      ==========       ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                            FRANKLIN
                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  REAL ESTATE  FRANKLIN SMALL
                               GROWTH      GROWTH-INCOME   INTERNATIONAL     NEW WORLD        FUND         CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (665,566)    $  (443,847)    $  (195,014)     $   18,936     $  7,840     $  (102,900)
  Capital gains (loss)
   income................       195,471         338,070         127,078          74,260        7,709         348,523
  Net realized (loss)
   gain on security
   transactions..........       (44,815)         (8,666)      1,460,354          21,384       12,359         (77,717)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,442,108)      3,063,239      (4,652,632)       (478,869)      74,878      (2,734,757)
                            -----------     -----------     -----------      ----------     --------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,957,018)      2,948,796      (3,260,214)       (364,289)     102,786      (2,566,851)
                            -----------     -----------     -----------      ----------     --------     -----------
UNIT TRANSACTIONS:
  Purchases..............    45,363,652      28,501,473      17,258,772       1,658,455      405,719       7,777,659
  Net transfers..........    21,072,861      16,815,247       1,119,643         669,853      304,897       5,510,469
  Surrenders for benefit
   and payments and
   fees..................    (1,272,133)     (1,099,398)       (287,875)        (49,041)     (34,452)       (240,415)
                            -----------     -----------     -----------      ----------     --------     -----------
  Net increase in net
   assets resulting from
   unit transactions.....    65,164,380      44,217,322      18,090,540       2,279,267      676,164      13,047,713
                            -----------     -----------     -----------      ----------     --------     -----------
  Net increase in net
   assets................    61,207,362      47,166,118      14,830,326       1,914,978      778,950      10,480,862
NET ASSETS:
  Beginning of period....    16,028,737      13,545,056       4,401,729       1,170,252      105,910       1,724,627
                            -----------     -----------     -----------      ----------     --------     -----------
  End of period..........   $77,236,099     $60,711,174     $19,232,055      $3,085,230     $884,860     $12,205,489
                            ===========     ===========     ===========      ==========     ========     ===========

                              FRANKLIN          FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   15,798        $   71,538
  Capital gains (loss)
   income................        43,360          --
  Net realized (loss)
   gain on security
   transactions..........           168               (82)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       335,402           (19,639)
                             ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       394,728            51,817
                             ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     1,943,582           676,634
  Net transfers..........     1,474,074           238,057
  Surrenders for benefit
   and payments and
   fees..................       (65,412)          (11,236)
                             ----------        ----------
  Net increase in net
   assets resulting from
   unit transactions.....     3,352,244           903,455
                             ----------        ----------
  Net increase in net
   assets................     3,746,972           955,272
NET ASSETS:
  Beginning of period....       850,188           764,716
                             ----------        ----------
  End of period..........    $4,597,160        $1,719,988
                             ==========        ==========

                                                                                            FRANKLIN
                           AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS  REAL ESTATE  FRANKLIN SMALL
                               GROWTH      GROWTH-INCOME   INTERNATIONAL     NEW WORLD        FUND         CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (36,369)    $    31,499      $    6,947      $    1,060     $     38      $   (2,918)
  Capital gains income...     1,922,000       1,917,941         389,714             435          343              26
  Net realized gain
   (loss) on security
   transactions..........          (599)            526         (25,899)            999          (25)          1,167
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       736,813      (1,553,997)        534,543         142,203        2,000         448,957
                            -----------     -----------      ----------      ----------     --------      ----------
  Net increase in net
   assets resulting from
   operations............     2,621,845         395,969         905,305         144,697        2,356         447,232
                            -----------     -----------      ----------      ----------     --------      ----------
UNIT TRANSACTIONS:
  Purchases..............    10,722,699       9,961,708       2,406,935         531,587       89,856         630,903
  Net transfers..........     2,742,725       3,242,751       1,099,087         499,704       14,541         654,035
  Surrenders for benefit
   and payments and
   fees..................       (58,532)        (55,372)         (9,598)         (5,736)        (843)         (7,543)
                            -----------     -----------      ----------      ----------     --------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....    13,406,892      13,149,087       3,496,424       1,025,555      103,554       1,277,395
                            -----------     -----------      ----------      ----------     --------      ----------
  Net increase in net
   assets................    16,028,737      13,545,056       4,401,729       1,170,252      105,910       1,724,627
NET ASSETS:
  Beginning of period....       --              --              --              --            --             --
                            -----------     -----------      ----------      ----------     --------      ----------
  End of period..........   $16,028,737     $13,545,056      $4,401,729      $1,170,252     $105,910      $1,724,627
                            ===========     ===========      ==========      ==========     ========      ==========

                              FRANKLIN          FRANKLIN
                            MUTUAL SHARES   STRATEGIC INCOME
                           SECURITIES FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (990)         $ 16,505
  Capital gains income...      --                --
  Net realized gain
   (loss) on security
   transactions..........          191                27
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       28,653               508
                              --------          --------
  Net increase in net
   assets resulting from
   operations............       27,854            17,040
                              --------          --------
UNIT TRANSACTIONS:
  Purchases..............      649,702            97,027
  Net transfers..........      175,147           660,466
  Surrenders for benefit
   and payments and
   fees..................       (2,515)           (9,817)
                              --------          --------
  Net increase in net
   assets resulting from
   unit transactions.....      822,334           747,676
                              --------          --------
  Net increase in net
   assets................      850,188           764,716
NET ASSETS:
  Beginning of period....      --                --
                              --------          --------
  End of period..........     $850,188          $764,716
                              ========          ========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                            MFS CAPITAL                                                MFS GROWTH
                           OPPORTUNITIES  MFS EMERGING    MFS GLOBAL         MFS       WITH INCOME
                              SERIES      GROWTH SERIES  EQUITY SERIES  GROWTH SERIES    SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------
OPERATIONS:
  Net investment (loss)
   income................   $  (131,532)   $  (211,765)    $ (2,019)     $  (126,482)  $   (64,959)
  Capital gains income...       584,455        624,477       23,252           49,420        45,521
  Net realized (loss)
   gain on security
   transactions..........        (8,623)         6,462       19,790           (1,760)       (4,244)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (2,085,442)    (5,276,523)     (72,109)      (1,349,211)      (59,178)
                            -----------    -----------     --------      -----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (1,641,142)    (4,857,349)     (31,086)      (1,428,033)      (82,860)
                            -----------    -----------     --------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     8,566,494     13,460,030      498,022        7,745,083     4,414,126
  Net transfers..........     5,659,775      8,232,047      396,080        5,467,011     3,325,812
  Surrenders for benefit
   and payments and
   fees..................      (345,717)      (577,195)     (10,818)        (445,478)     (150,054)
  Net annuity
   transactions..........       --             --            --              --            --
                            -----------    -----------     --------      -----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....    13,880,552     21,114,882      883,284       12,766,616     7,589,884
                            -----------    -----------     --------      -----------   -----------
  Net increase in net
   assets................    12,239,410     16,257,533      852,198       11,338,583     7,507,024
NET ASSETS:
  Beginning of period....     3,428,871      6,158,753      131,519        3,576,970     3,326,688
                            -----------    -----------     --------      -----------   -----------
  End of period..........   $15,668,281    $22,416,286     $983,717      $14,915,553   $10,833,712
                            ===========    ===========     ========      ===========   ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD FROM INCEPTION, JULY 1, 1999 TO DECEMBER 31, 1999

                            MFS CAPITAL                                                MFS GROWTH
                           OPPORTUNITIES  MFS EMERGING    MFS GLOBAL         MFS       WITH INCOME
                              SERIES      GROWTH SERIES  EQUITY SERIES  GROWTH SERIES    SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------
OPERATIONS:
  Net investment loss....   $    (6,375)   $   (12,765)    $    (15)     $    (2,728)  $    (8,327)
  Capital gains income...       --             --             1,971            7,094       --
  Net realized gain
   (loss) on security
   transactions..........           442          1,060            2              202           (34)
  Net unrealized
   appreciation of
   investments during the
   period................       482,180      1,704,285        4,664          495,783       163,027
                            -----------    -----------     --------      -----------   -----------
  Net increase in net
   assets resulting from
   operations............       476,247      1,692,580        6,622          500,351       154,666
                            -----------    -----------     --------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,513,108      3,239,426       96,068        1,951,955     2,159,882
  Net transfers..........       445,144      1,236,084       28,845        1,134,814     1,020,966
  Surrenders for benefit
   and payments and
   fees..................        (5,628)        (9,337)         (16)         (10,150)       (8,826)
  Net annuity
   transactions..........       --             --            --              --            --
                            -----------    -----------     --------      -----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....     2,952,624      4,466,173      124,897        3,076,619     3,172,022
                            -----------    -----------     --------      -----------   -----------
  Net increase in net
   assets................     3,428,871      6,158,753      131,519        3,576,970     3,326,688
NET ASSETS:
  Beginning of period....       --             --            --              --            --
                            -----------    -----------     --------      -----------   -----------
  End of period..........   $ 3,428,871    $ 6,158,753     $131,519      $ 3,576,970   $ 3,326,688
                            ===========    ===========     ========      ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                            MFS NEW                      TEMPLETON         TEMPLETON         TEMPLETON
                             MFS HIGH      DISCOVERY     MFS TOTAL     ASSET STRATEGY    INTERNATIONAL   DEVELOPING MARKETS
                           INCOME SERIES    SERIES     RETURN SERIES        FUND        SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -----------  -------------  ----------------  ---------------  ------------------
OPERATIONS:
  Net investment (loss)
   income................   $  119,246    $  (44,664)   $    1,629       $   (4,520)      $  (11,928)        $  (3,492)
  Capital gains income...      --             42,827        47,657          107,958          243,074          --
  Net realized (loss)
   gain on security
   transactions..........       (3,328)      (40,995)          472             (167)         150,746            (8,239)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (351,816)     (360,711)      590,002         (103,358)        (276,408)         (189,353)
                            ----------    ----------    ----------       ----------       ----------         ---------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (235,898)     (403,543)      639,760              (87)         105,484          (201,084)
                            ----------    ----------    ----------       ----------       ----------         ---------
UNIT TRANSACTIONS:
  Purchases..............    1,430,463     3,102,566     3,324,070        1,099,201        2,995,942           345,541
  Net transfers..........      730,167     1,957,845     2,533,610        1,177,667          561,018           234,997
  Surrenders for benefit
   and payments and
   fees..................     (122,690)      (57,564)     (136,929)         (25,550)         (57,770)          (13,563)
  Net annuity
   transactions..........      --             --           --              --                --               --
                            ----------    ----------    ----------       ----------       ----------         ---------
  Net increase in net
   assets resulting from
   unit transactions.....    2,037,940     5,002,847     5,720,751        2,251,318        3,499,190           566,975
                            ----------    ----------    ----------       ----------       ----------         ---------
  Net increase in net
   assets................    1,802,042     4,599,304     6,360,511        2,251,231        3,604,674           365,891
NET ASSETS:
  Beginning of period....    1,180,775       905,388     1,260,745          329,370        1,454,963           299,736
                            ----------    ----------    ----------       ----------       ----------         ---------
  End of period..........   $2,982,817    $5,504,692    $7,621,256       $2,580,601       $5,059,637         $ 665,627
                            ==========    ==========    ==========       ==========       ==========         =========

                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment (loss)
   income................    $     (341)
  Capital gains income...       226,170
  Net realized (loss)
   gain on security
   transactions..........       123,203
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (108,852)
                             ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       240,180
                             ----------
UNIT TRANSACTIONS:
  Purchases..............     1,113,096
  Net transfers..........     1,193,591
  Surrenders for benefit
   and payments and
   fees..................       (57,324)
  Net annuity
   transactions..........       --
                             ----------
  Net increase in net
   assets resulting from
   unit transactions.....     2,249,363
                             ----------
  Net increase in net
   assets................     2,489,543
NET ASSETS:
  Beginning of period....       938,911
                             ----------
  End of period..........    $3,428,454
                             ==========

                                            MFS NEW                      TEMPLETON         TEMPLETON         TEMPLETON
                             MFS HIGH      DISCOVERY     MFS TOTAL    ASSET ALLOCATION   INTERNATIONAL   DEVELOPING MARKETS
                           INCOME SERIES    SERIES     RETURN SERIES        FUND        SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -----------  -------------  ----------------  ---------------  ------------------
OPERATIONS:
  Net investment loss....   $   (3,554)   $   (1,803)   $   (2,288)      $     (511)      $   (3,984)        $    (666)
  Capital gains income...      --             15,390       --              --                --               --
  Net realized gain
   (loss) on security
   transactions..........           12           153            (7)               5              569                67
  Net unrealized
   appreciation of
   investments during the
   period................       19,874       225,243         9,829           19,522          140,647            50,339
                            ----------    ----------    ----------       ----------       ----------         ---------
  Net increase in net
   assets resulting from
   operations............       16,332       238,983         7,534           19,016          137,232            49,740
                            ----------    ----------    ----------       ----------       ----------         ---------
UNIT TRANSACTIONS:
  Purchases..............      977,701       393,804       968,780          236,918          997,440           195,729
  Net transfers..........      191,978       276,347       290,507           76,346          324,351            56,350
  Surrenders for benefit
   and payments and
   fees..................       (5,236)       (3,746)       (6,076)          (2,910)          (4,060)           (2,083)
  Net annuity
   transactions..........      --             --           --              --                --               --
                            ----------    ----------    ----------       ----------       ----------         ---------
  Net increase in net
   assets resulting from
   unit transactions.....    1,164,443       666,405     1,253,211          310,354        1,317,731           249,996
                            ----------    ----------    ----------       ----------       ----------         ---------
  Net increase in net
   assets................    1,180,775       905,388     1,260,745          329,370        1,454,963           299,736
NET ASSETS:
  Beginning of period....      --             --           --              --                --               --
                            ----------    ----------    ----------       ----------       ----------         ---------
  End of period..........   $1,180,775    $  905,388    $1,260,745       $  329,370       $1,454,963         $ 299,736
                            ==========    ==========    ==========       ==========       ==========         =========

                              TEMPLETON
                               GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment loss....    $   (1,260)
  Capital gains income...         1,172
  Net realized gain
   (loss) on security
   transactions..........            32
  Net unrealized
   appreciation of
   investments during the
   period................        57,004
                             ----------
  Net increase in net
   assets resulting from
   operations............        56,948
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       615,160
  Net transfers..........       270,275
  Surrenders for benefit
   and payments and
   fees..................        (3,472)
  Net annuity
   transactions..........       --
                             ----------
  Net increase in net
   assets resulting from
   unit transactions.....       881,963
                             ----------
  Net increase in net
   assets................       938,911
NET ASSETS:
  Beginning of period....       --
                             ----------
  End of period..........    $  938,911
                             ==========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                               CAPITAL                     DIVIDEND AND     GLOBAL
                           ADVISERS FUND  APPRECIATION FUND   BOND FUND    GROWTH FUND    HEALTH FUND
                           SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT**
                           -------------  -----------------  ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $    4,523       $   (8,799)       $ (1,390)     $  7,910      $   (608)
  Capital gains income...      240,898          581,022          --            25,597        12,983
  Net realized (loss)
   gain on security
   transactions..........         (681)          (6,157)           (604)          219           117
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (322,978)        (541,314)         19,962        28,292        34,374
                            ----------       ----------        --------      --------      --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (78,238)          24,752          17,968        62,018        46,866
                            ----------       ----------        --------      --------      --------
UNIT TRANSACTIONS:
  Purchases..............    3,803,208        5,756,075         125,017       296,323       409,270
  Net transfers..........    2,982,270        2,507,882         372,504       498,659       118,172
  Surrenders for benefit
   and payments and
   fees..................     (127,142)        (132,907)         (1,625)       (4,219)      (28,010)
  Net annuity
   transactions..........      --              --                --            --            --
                            ----------       ----------        --------      --------      --------
  Net increase in net
   assets resulting from
   unit transactions.....    6,658,336        8,131,050         495,896       790,763       499,432
                            ----------       ----------        --------      --------      --------
  Net increase in net
   assets................    6,580,098        8,155,802         513,864       852,781       546,298
NET ASSETS:
  Beginning of period....      --              --                --            --            --
                            ----------       ----------        --------      --------      --------
  End of period..........   $6,580,098       $8,155,802        $513,864      $852,781      $546,298
                            ==========       ==========        ========      ========      ========

  *  From inception, December 21, 1999, to December 31, 2000.
 **  From inception, May 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                               GLOBAL        GROWTH AND    HIGH YIELD      GLOBAL                   INTERNATIONAL
                           TECHNOLOGY FUND  INCOME FUND       FUND      LEADERS FUND   INDEX FUND   ADVISERS FUND
                            SUB-ACCOUNT**   SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*
                           ---------------  ------------  ------------  ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   (4,950)      $ (2,531)     $ 2,358      $  (10,743)   $   (3,668)    $ 22,299
  Capital gains income...       --               8,327       --              12,949        14,967       24,263
  Net realized (loss)
   gain on security
   transactions..........        (4,896)        (1,283)           8          (5,464)       25,409         (367)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (343,170)       (56,020)      (2,324)       (366,992)     (182,449)     (79,432)
                             ----------       --------      -------      ----------    ----------     --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (353,016)       (51,507)          42        (370,250)     (145,741)     (33,237)
                             ----------       --------      -------      ----------    ----------     --------
UNIT TRANSACTIONS:
  Purchases..............       565,143        593,628        2,960       2,523,322     1,178,571      331,630
  Net transfers..........       532,991        255,028       33,026       1,524,937     1,087,303      199,446
  Surrenders for benefit
   and payments and
   fees..................       (19,532)        (2,765)      (1,494)        (81,011)      (34,423)      (1,203)
  Net annuity
   transactions..........       --              --           --             --            --            --
                             ----------       --------      -------      ----------    ----------     --------
  Net increase in net
   assets resulting from
   unit transactions.....     1,078,602        845,891       34,492       3,967,248     2,231,451      529,873
                             ----------       --------      -------      ----------    ----------     --------
  Net increase in net
   assets................       725,586        794,384       34,534       3,596,998     2,085,710      496,636
NET ASSETS:
  Beginning of period....       --              --           --             --            --            --
                             ----------       --------      -------      ----------    ----------     --------
  End of period..........    $  725,586       $794,384      $34,534      $3,596,998    $2,085,710     $496,636
                             ==========       ========      =======      ==========    ==========     ========

                             INTERNATIONAL
                           OPPORTUNITIES FUND  MIDCAP FUND
                              SUB-ACCOUNT*     SUB-ACCOUNT*
                           ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $    3,278       $  (33,795)
  Capital gains income...         139,035          116,882
  Net realized (loss)
   gain on security
   transactions..........            (695)          (3,794)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        (390,236)         120,746
                               ----------       ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        (248,618)         200,039
                               ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       1,442,003        2,889,182
  Net transfers..........         368,756        2,113,418
  Surrenders for benefit
   and payments and
   fees..................         (15,910)         (67,724)
  Net annuity
   transactions..........        --                --
                               ----------       ----------
  Net increase in net
   assets resulting from
   unit transactions.....       1,794,849        4,934,876
                               ----------       ----------
  Net increase in net
   assets................       1,546,231        5,134,915
NET ASSETS:
  Beginning of period....        --                --
                               ----------       ----------
  End of period..........      $1,546,231       $5,134,915
                               ==========       ==========

  *  From inception, December 21, 1999, to December 31, 2000.
 **  From inception, May 1, 2000, to December 31, 2000.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                          PRUDENTIAL      PRUDENTIAL
                              MORTGAGE         SMALL                       JENNISON      20/20 FOCUS
                           SECURITIES FUND  COMPANY FUND   STOCK FUND     PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT*    SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT(A)  SUB-ACCOUNT(A)
                           ---------------  ------------  ------------  --------------  --------------
OPERATIONS:
  Net investment (loss)
   gain..................      $  (178)      $  (20,321)   $  (11,707)    $  (1,600)       $  (182)
  Capital gains income...      --               209,683       493,606        54,017            517
  Net realized gain
   (loss) on security
   transactions..........           57            5,118        11,171         1,759         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        2,366         (657,075)     (900,671)     (130,754)        (2,211)
                               -------       ----------    ----------     ---------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        2,245         (462,595)     (407,601)      (76,578)        (1,876)
                               -------       ----------    ----------     ---------        -------
UNIT TRANSACTIONS:
  Purchases..............       71,911        1,879,461     5,950,016       336,003         36,793
  Net transfers..........       12,415          828,264     2,115,208       181,155         18,883
  Surrenders for benefit
   and payments and
   fees..................          (23)         (16,919)     (112,491)       (3,166)           (23)
  Net annuity
   transactions..........      --               --            --            --              --
                               -------       ----------    ----------     ---------        -------
  Net increase in net
   assets resulting from
   unit transactions.....       84,303        2,690,806     7,952,733       513,992         55,653
                               -------       ----------    ----------     ---------        -------
  Net increase in net
   assets................       86,548        2,228,211     7,545,132       437,414         53,777
NET ASSETS:
  Beginning of period....      --               --            --            --              --
                               -------       ----------    ----------     ---------        -------
  End of period..........      $86,548       $2,228,211    $7,545,132     $ 437,414        $53,777
                               =======       ==========    ==========     =========        =======

  *  From inception, December 21, 1999, to December 31, 2000.
(a)  From inception, June 22, 2000, to December 31, 2000.
(b)  From inception, September 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                              FRANKLIN                                     SALOMON BROTHERS  SALOMON BROTHERS  SALOMON BROTHERS
                             TECHNOLOGY     MFS MID CAP     MERCURY V.I.       VARIABLE       VARIABLE HIGH        VARIABLE
                             SECURITIES    GROWTH SERIES   U.S. LARGE CAP      CAPITAL          YIELD BOND        INVESTORS
                           SUB-ACCOUNT(B)  SUB-ACCOUNT(B)   SUB-ACCOUNT      SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           --------------  --------------  --------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment (loss)
   gain..................    $    (881)      $   (3,293)      $  (210)        $   (1,190)        $ 5,242           $    325
  Capital gains income...      --               --                296            102,107         --                  12,163
  Net realized gain
   (loss) on security
   transactions..........           16           (9,061)         (116)            (2,467)              6             (3,082)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (123,762)         (81,770)       (4,824)           (14,022)         (5,197)            17,345
                             ---------       ----------       -------         ----------         -------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (124,627)         (94,124)       (4,854)            84,428              51             26,751
                             ---------       ----------       -------         ----------         -------           --------
UNIT TRANSACTIONS:
  Purchases..............      374,888        1,202,715        --              1,159,215          26,210            222,758
  Net transfers..........      119,786          357,623        25,132            793,355          39,037            174,745
  Surrenders for benefit
   and payments and
   fees..................         (686)          (5,466)         (815)           (13,678)         (2,815)              (752)
  Net annuity
   transactions..........      --               --             --               --               --                 --
                             ---------       ----------       -------         ----------         -------           --------
  Net increase in net
   assets resulting from
   unit transactions.....      493,988        1,554,872        24,317          1,938,892          62,432            396,751
                             ---------       ----------       -------         ----------         -------           --------
  Net increase in net
   assets................      369,361        1,460,748        19,463          2,023,320          62,483            423,502
NET ASSETS:
  Beginning of period....      --               --             --               --               --                 --
                             ---------       ----------       -------         ----------         -------           --------
  End of period..........    $ 369,361       $1,460,748       $19,463         $2,023,320         $62,483           $423,502
                             =========       ==========       =======         ==========         =======           ========

                           SALOMON BROTHERS
                               VARIABLE
                             TOTAL RETURN
                             SUB-ACCOUNT*
                           ----------------
OPERATIONS:
  Net investment (loss)
   gain..................      $  8,525
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........             2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         6,526
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        15,053
                               --------
UNIT TRANSACTIONS:
  Purchases..............       202,748
  Net transfers..........       138,433
  Surrenders for benefit
   and payments and
   fees..................          (702)
  Net annuity
   transactions..........       --
                               --------
  Net increase in net
   assets resulting from
   unit transactions.....       340,479
                               --------
  Net increase in net
   assets................       355,532
NET ASSETS:
  Beginning of period....       --
                               --------
  End of period..........      $355,532
                               ========

  *  From inception, December 21, 1999, to December 31, 2000.
(a)  From inception, June 22, 2000, to December 31, 2000.
(b)  From inception, September 1, 2000, to December 31, 2000.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges--Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-32 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.

(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.

7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------

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